                                                      Registration No. 333-31725

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                         POST-EFFECTIVE AMENDMENT NO. 6
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)



                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).


[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on September 27, 1999 pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies

================================================================================




                                    1 of 122

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                         CAPTION IN PROSPECTUS

 1..................................Nationwide Life Insurance Company
                                    The Variable Account
 2..................................Nationwide Life Insurance Company
 3..................................Custodian of Assets
 4..................................Distribution of the Policies
 5..................................The Variable Account
 6..................................Not Applicable
 7..................................Not Applicable
 8..................................Not Applicable
 9..................................Legal Proceedings
10..................................Information About the Policies; How the
                                    Cash Value Varies; Right to Exchange for a
                                    Fixed Benefit Policy; Reinstatement; Other
                                    Policy Provisions
11..................................Investments of the Variable Account
12..................................The Variable Account
13..................................Policy Charges
                                    Reinstatement
14..................................Underwriting and Issuance - Premium
                                    Payments, Minimum Requirements for
                                    Issuance of a Policy
15..................................Investments of the Variable Account;
                                    Premium Payments
16..................................Underwriting and Issuance - Allocation of
                                    Cash Value
17..................................Surrendering the Policy for Cash
18..................................Reinvestment
19..................................Not Applicable
20..................................Not Applicable
21..................................Policy Loans
22..................................Not Applicable
23..................................Not Applicable
24..................................Not Applicable
25..................................Nationwide Life Insurance Company
26..................................Not Applicable
27..................................Nationwide Life Insurance Company
28..................................Company Management
29..................................Company Management
30..................................Not Applicable
31..................................Not Applicable
32..................................Not Applicable
33..................................Not Applicable
34..................................Not Applicable
35..................................Nationwide Life Insurance Company
36..................................Not Applicable
37..................................Not Applicable




                                    2 of 122

N-8B-2 ITEM                         CAPTION IN PROSPECTUS

38..................................Distribution of the Policies
39..................................Distribution of the Policies
40..................................Not Applicable
41(a)...............................Distribution of the Policies
42..................................Not Applicable
43..................................Not Applicable
44..................................How the Cash Value Varies
45..................................Not Applicable
46..................................How the Cash Value Varies
47..................................Not Applicable
48..................................Custodian of Assets
49..................................Not Applicable
50..................................Not Applicable
51..................................Summary of the Policies;
                                    Information About the Policies
52..................................Substitution of Securities
53..................................Taxation of the Company
54..................................Not Applicable
55..................................Not Applicable
56..................................Not Applicable
57..................................Not Applicable
58..................................Not Applicable
59..................................Financial Statements





                                    3 of 122

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. THE FOLLOWING UNDERLYING MUTUAL FUNDS WILL NOT BE AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

              Warburg Pincus Trust - International Equity Portfolio Warburg Pincus Trust - Post-Venture Capital Portfolio

2. PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND AS AN INVESTMENT OPTION FOR ALL CONTRACTS:

            Dreyfus Investment Portfolios - European Equity Portfolio

3. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
   ----------------------------------------------------------------------------------------------------------------------
                                                                                                     Total Underlying
                                                           Management       Other         12b-1         Mutual Fund
                                                              Fees         Expenses       Fees           Expenses
   ----------------------------------------------------------------------------------------------------------------------
   Dreyfus Investment Portfolios - European Equity            1.00%         0.50%          0.00%           1.50%
   Portfolio
   ----------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

   ----------------------------------------------------------------------------------------------------------------------
                                                                                                     Total Underlying
                                                           Management       Other         12b-1         Mutual Fund
                                                              Fees         Expenses       Fees            Expenses
   ----------------------------------------------------------------------------------------------------------------------
   Dreyfus Investment Portfolios - European Equity            1.00%         2.67%          0.00%           3.67%
   Portfolio
   ----------------------------------------------------------------------------------------------------------------------

4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     DREYFUS INVESTMENT PORTFOLIOS
     Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

         EUROPEAN EQUITY PORTFOLIO
         Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

                      SUPPLEMENT DATED SEPTEMBER 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS ARE CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. EFFECTIVE SEPTEMBER 1, 1999, NATIONWIDE ADVISORY SERVICES, INC. TRANSFERRED ITS NSAT ADVISORY RESPONSIBILITIES TO VILLANOVA MUTUAL FUND CAPITAL TRUST ("VILLANOVA MF"), AN INDIRECT SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC. THE PORTFOLIO MANAGERS WHO WERE PROVIDING THE INVESTMENT ADVISORY SERVICES UNDER NATIONWIDE ADVISORY SERVICES, INC. FOR THE NSAT FUNDS WILL CONTINUE TO PERFORM THE SAME SERVICES UNDER VILLANOVA MF.

3. ALL REFERENCES TO NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SELECT ADVISERS MID CAP FUND IN YOUR PROSPECTUS ARE CHANGED TO:

        Nationwide Separate Account Trust - Nationwide Mid Cap Index Fund

4.   THE "RIDERS" PROVISION LOCATED ON PAGE 9 OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

     "Riders currently include:
      -   Maturity Extension Endorsement (not available in New York);
      -   Spouse Rider;
      -   Child Rider;
      -   Waiver of Monthly Deductions Rider;
      -   Accidental Death Benefit Rider;
      -   Additional Protection Rider (not available in New York); and
      -   Change of Insured Rider."

5. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 9 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                         UNDERLYING MUTUAL FUND ANNUAL EXPENSES
               (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Underlying
                                                        Management       Other          12b-1       Mutual Fund
                                                          Fees          Expenses        Fees          Expenses
----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly              0.15%          0.50%          0.00%           0.65%
"Nationwide Select Advisers Mid Cap Fund")
----------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

----------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Underlying
                                                        Management       Other          12b-1       Mutual Fund
                                                           Fees          Expenses        Fees          Expenses
----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly               0.50%          0.50%          0.00%           1.00%
"Nationwide Select Advisers Mid Cap Fund")
----------------------------------------------------------------------------------------------------------------------

6. THE "POLICY CANCELLATION" PROVISION LOCATED ON PAGE 9 OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING SENTENCE:

     "In New York, Nationwide will refund any premiums paid."

7. THE "INITIAL SPECIFIED AMOUNT $50,000-$99,999" TABLE LOCATED ON PAGE 13 OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING FOOTNOTE:

                    INITIAL SPECIFIED AMOUNT $50,000-$99,999*
  ----------------------------------------------------------------
                 MALE        FEMALE        MALE        FEMALE
  ISSUE AGE   NON-TOBACCO  NON-TOBACCO   STANDARD     STANDARD
  ----------------------------------------------------------------
      25        $7.773       $ 7.518     $ 8.369      $ 7.818
  ----------------------------------------------------------------
      35        $8.817       $ 8.396     $ 9.811      $ 8.889
  ----------------------------------------------------------------
      45       $12.185       $11.390     $13.884      $12.164
  ----------------------------------------------------------------
      55       $15.628       $13.995     $18.410      $15.106
  ----------------------------------------------------------------
      65       $22.274       $19.043     $26.559      $20.607
  ----------------------------------------------------------------

     *Specified amounts of less than $100,000 are not available in New York or New Jersey.

8. THE "$1,000 OF INITIAL SPECIFIED AMOUNT" TABLE LOCATED ON PAGE 14 OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING FOOTNOTE:

                       $1,000 OF INITIAL SPECIFIED AMOUNT
             -------------------------------------------------------------
             ISSUE AGE   SPECIFIED AMOUNTS LESS     SPECIFIED AMOUNTS
                             THAN $100,000*          $100,000 OR MORE
             -------------------------------------------------------------
                0-35           $6.00                      $4.00
             -------------------------------------------------------------
               36-55           $7.50                      $5.00
             -------------------------------------------------------------
               56-80           $7.50                      $6.50
             -------------------------------------------------------------

          *Specified amounts of less than $100,000 are not available in New York or New Jersey.

9. THE FIRST SENTENCE OF THE SECOND PARAGRAPH OF THE "MONTHLY COST OF INSURANCE" PROVISION LOCATED ON PAGE 15 OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

     "If death benefit Option 1 or Option 3 (Option 3 is not available in New
     York) is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount."

10. THE SECOND PARAGRAPH OF THE "ALLOCATION OF NET PREMIUM AND CASH VALUE" PROVISION LOCATED ON PAGE 19 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period the policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the NSAT Money Market Fund or the fixed account based on the policy owner's election.) At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s)."

11. THE THIRD PARAGRAPH OF THE "RIGHT TO REVOKE" PROVISION LOCATED ON PAGE 21 OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING SENTENCE:

     "In New York, Nationwide will refund any premiums paid."

12. THE FIRST PARAGRAPH OF THE "TAKING A POLICY LOAN" PROVISION LOCATED ON PAGE 21 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "The policy owner may take a policy loan at any time using the policy as security. In states other than New York, maximum policy indebtedness is limited to cash value attributable to both fixed and policy loan accounts, and 90% of the cash value of the variable account, less any surrender charges. In New York, maximum policy indebtedness is limited to 90% of the cash value attributable to the fixed account, policy loan account, and variable account, less any surrender charges. Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds."

13. THE FIRST AND THIRD PARAGRAPHS OF THE "CALCULATION OF THE DEATH BENEFIT" PROVISION LOCATED ON PAGE 23 OF YOUR PROSPECTUS ARE AMENDED AS FOLLOWS:

     FIRST PARAGRAPH:

     "At issue, the policy owner irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
     (2) the cash value accumulation test. The cash value accumulation test is not available on policies issued for delivery in New York."

     THIRD PARAGRAPH:

     "In states other than New York, the policy owner may choose one of three death benefit options. In New York, only death benefit Options 1 and 2 are available."

14. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 41 THROUGH 50 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("Villanova MF"), an indirect subsidiary of Nationwide Financial Services Inc.

     SUBADVISED NATIONWIDE FUNDS

          NATIONWIDE MID CAP INDEX FUND (FORMERLY NATIONWIDE SELECT ADVISERS MID CAP FUND)
          Subadviser: The Dreyfus Corporation
          Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

15. THE "INITIAL SPECIFIED AMOUNT $50,000 -$99,999" TABLE LOCATED ON PAGE 51 OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING FOOTNOTE:

     INITIAL SPECIFIED AMOUNT $50,000-$99,999*
     ----------------------------------------------------------------------------------------------
       ISSUE               MALE                FEMALE                MALE                FEMALE
        AGE            NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
     ----------------------------------------------------------------------------------------------
        25               $ 7.773              $ 7.518              $ 8.369              $ 7.818
     ----------------------------------------------------------------------------------------------
        35                 8.817                8.396                9.811                8.889
     ----------------------------------------------------------------------------------------------
        45                12.185               11.390               13.884               12.164
     ----------------------------------------------------------------------------------------------
        55                15.628               13.995               18.410               15.106
     ----------------------------------------------------------------------------------------------
        65                22.274               19.043               26.559               20.607
     ----------------------------------------------------------------------------------------------

     *Specified amounts of less than $100,000 are not available in New York or New Jersey.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

     Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-4

                   The date of this prospectus is May 1, 1999

--------------------------------------------------------------------------------




This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
  -    American Century VP Income & Growth
  -    American Century VP International
  -    American Century VP Value

DREYFUS
  -    The Dreyfus Socially Responsible Growth Fund, Inc.
  -    Dreyfus Stock Index Fund
  -    Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

FEDERATED INSURANCE SERIES
  -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -    VIP Equity-Income Portfolio: Service Class
  -    VIP Growth Portfolio: Service Class
  -    VIP High Income Portfolio: Service Class*
  -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  -    VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  -    VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY
  - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
  - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio
NATIONWIDE SEPARATE ACCOUNT TRUST
  -    Capital Appreciation Fund
  -    Total Return Fund
  -    Government Bond Fund
  -    Money Market Fund
  -    Nationwide Balanced Fund (subadviser: Salomon Brothers Asset
       Management, Inc.)
  -    Nationwide Equity Income Fund (subadviser: Federated Investment
       Counseling)
  - Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
  - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
  - Nationwide Multi Sector Bond Fund* (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
  - Nationwide Select Advisers Mid Cap Fund (subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates)
  - Nationwide Select Advisers Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
  -    Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
  - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)
  -    Nationwide Strategic Growth Fund (subadviser: Strong Capital
       Management Inc.)
  - Nationwide Strategic Value Fund (subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  -    AMT Guardian Portfolio
  -    AMT Mid-Cap Growth Portfolio
  -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  - Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
  -    Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth
       Fund")
  - Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")

VAN ECK WORLDWIDE INSURANCE TRUST
  -    Worldwide Emerging Markets Fund
  -    Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
  -    Growth & Income Portfolio
  -    International Equity Portfolio
  -    Post-Venture Capital Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

To obtain copies of any underlying mutual fund prospectus, please call:

                  1-800-547-7548
       TDD        1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America products can be found on the world-wide web at:

                             www.bestofamerica.com

This policy is NOT:
  -    a bank deposit;
  -    endorsed by a bank or government agency;
  -    federally insured; or
  -    available in every state.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies. They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account -4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit which will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE - Nationwide Life Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD - Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..............................3

SUMMARY OF POLICY EXPENSES.............................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.................7

SYNOPSIS OF THE POLICIES...............................9

NATIONWIDE LIFE INSURANCE COMPANY......................9

NATIONWIDE ADVISORY SERVICES, INC.....................10

INVESTING IN THE POLICY...............................10
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES........................12
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES........................................13
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH......................17
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE...............................18

POLICY PROVISIONS.....................................18
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY...............................19
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE.......................................21



POLICY LOANS..........................................21
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT............................................23

POLICY OWNER SERVICES.................................23
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.............................23
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Error in Age or Sex
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS.......................................25

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION
     PERIOD ..........................................25
     Grace Period
     Guaranteed Policy Continuation Period
     Reinstatement

TAX MATTERS...........................................26
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..................................29

YEAR 2000 COMPLIANCE ISSUES...........................29

STATE REGULATION......................................30

REPORTS TO POLICY OWNERS..............................30

ADVERTISING...........................................31

LEGAL PROCEEDINGS.....................................31

EXPERTS...............................................32

REGISTRATION STATEMENT................................32

LEGAL OPINIONS........................................32

DISTRIBUTION OF THE POLICIES..........................32

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE.......................................34

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS.....................................41

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES........52

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH
     SURRENDER VALUES, AND DEATH BENEFITS.............53

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge from premium payments. The sales load is guaranteed never to exceed 2.5% of each premium payment. The premium expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").

Nationwide deducts the following charges from the cash value of the policy:

  -   monthly cost of insurance;
  -   monthly cost of any additional benefits provided by riders to the policy;
  -   administrative expense charge1: and
  -   mortality and expense risk charge2.

1Currently, the administrative expense charge is $10 per month in the first year and $5 per month in renewal years. It is guaranteed not to exceed $10 per month in the first year and $7.50 in renewal years.

2The mortality and expense risk charge is a daily charge equal to an annual rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

For policies which are surrendered during the first nine policy years (first fifteen years in Pennsylvania), Nationwide deducts a surrender charge (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (as a percentage of underlying mutual fund net assets, after expense reimbursement)

              -----------------------------------------------------------------------------------------------------------------
                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
              -----------------------------------------------------------------------------------------------------------------
              American Century Variable Portfolios, Inc. -         0.70%         0.00%         0.00%             0.70%
              American Century VP Income & Growth
              -----------------------------------------------------------------------------------------------------------------
              American Century Variable Portfolios, Inc. -         1.47%         0.00%         0.00%             1.47%
              American Century VP International
              -----------------------------------------------------------------------------------------------------------------
              American Century Variable Portfolios, Inc. -         1.00%         0.00%         0.00%             1.00%
              American Century VP Value
              -----------------------------------------------------------------------------------------------------------------
              The Dreyfus Socially Responsible Growth Fund,        0.75%         0.05%         0.00%             0.80%
              Inc.
              -----------------------------------------------------------------------------------------------------------------
              Dreyfus Stock Index Fund, Inc.                       0.25%         0.01%         0.00%             0.26%
              -----------------------------------------------------------------------------------------------------------------
              Dreyfus Variable Investment Fund - Capital           0.75%         0.05%         0.00%             0.80%
              Appreciation Portfolio
              -----------------------------------------------------------------------------------------------------------------
              Federated Insurance Series - Federated Quality       0.23%         0.47%         0.00%             0.70%
              Bond Fund II
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP Equity-Income Portfolio:  Service       0.49%         0.08%         0.10%             0.67%
              Class
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP Growth Portfolio:  Service Class        0.59%         0.06%         0.10%             0.75%
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP High Income Portfolio:  Service         0.58%         0.14%         0.10%             0.82%
              Class
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP Overseas Portfolio:  Service Class      0.74%         0.13%         0.10%             0.97%
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP II Contrafund Portfolio:  Service       0.59%         0.06%         0.10%             0.75%
              Class
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP III Growth Opportunities                0.59%         0.10%         0.10%             0.79%
              Portfolio:  Service Class
              -----------------------------------------------------------------------------------------------------------------
              Morgan Stanley Dean Witter Universal Funds,          0.27%         1.25%         0.00%             1.52%
              Inc. - Emerging Markets Debt Portfolio
              -----------------------------------------------------------------------------------------------------------------
              NSAT Capital Appreciation Fund                       0.60%         0.07%         0.00%             0.67%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Government Bond Fund                            0.50%         0.07%         0.00%             0.57%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Money Market Fund                               0.40%         0.06%         0.00%             0.46%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Total Return Fund                               0.59%         0.06%         0.00%             0.65%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Balanced Fund                        0.75%         0.15%         0.00%             0.90%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Equity Income Fund                   0.80%         0.15%         0.00%             0.95%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Global Equity Fund                   1.00%         0.20%         0.00%             1.20%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide High Income Bond Fund                0.80%         0.15%         0.00%             0.95%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Multi-Sector Bond Fund               0.75%         0.15%         0.00%             0.90%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Select Advisers Mid Cap Fund         1.05%         0.15%         0.00%             1.20%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Select Advisers Small Cap            1.10%         0.20%         0.00%             1.30%
              Growth Fund
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Small Cap Value Fund                 0.90%         0.15%         0.00%             1.05%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Small Company Fund                   1.00%         0.07%         0.00%             1.07%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Strategic Growth Fund                0.90%         0.10%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Strategic Value Fund                 0.90%         0.10%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Neuberger Berman AMT - Guardian Portfolio            0.85%         0.15%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Neuberger Berman AMT - Mid-Cap Growth Portfolio      0.85%         0.15%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Neuberger Berman AMT - Partners Portfolio            0.78%         0.06%         0.00%             0.84%
              -----------------------------------------------------------------------------------------------------------------
              Oppenheimer Variable Account Funds -                 0.69%         0.02%         0.00%             0.71%
              Oppenheimer Aggressive Growth Fund/VA
              -----------------------------------------------------------------------------------------------------------------
              Oppenheimer Variable Account Funds -                 0.72%         0.03%         0.00%             0.75%
              Oppenheimer Capital Appreciation Fund/VA
              -----------------------------------------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
              -----------------------------------------------------------------------------------------------------------------
                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
              -----------------------------------------------------------------------------------------------------------------
              Oppenheimer Variable Account Funds -                 0.74%         0.05%         0.00%             0.79%
              Oppenheimer Main Street Growth & Income Fund/VA
              -----------------------------------------------------------------------------------------------------------------
              Van Eck Worldwide Insurance Trust - Worldwide        1.00%         0.50%         0.00%             1.50%
              Emerging Markets Fund
              -----------------------------------------------------------------------------------------------------------------
              Van Eck Worldwide Insurance Trust - Worldwide        1.00%         0.16%         0.00%             1.16%
              Hard Assets Fund
              -----------------------------------------------------------------------------------------------------------------
              Van Kampen Life Investment Trust - Morgan            1.20%         0.00%         0.00%             1.20%
              Stanley Real Estate Securities Portfolio
              -----------------------------------------------------------------------------------------------------------------
              Warburg Pincus Trust - Growth & Income Portfolio     0.51%         0.49%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Warburg Pincus Trust - International Equity          1.00%         0.33%         0.00%             1.33%
              Portfolio
              -----------------------------------------------------------------------------------------------------------------
              Warburg Pincus Trust - Post-Venture Capital          1.08%         0.32%         0.00%             1.40%
              Portfolio
              -----------------------------------------------------------------------------------------------------------------

The Federated Insurance Series - Federated Quality Bond Fund II has a voluntary expense cap of 0.70%.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------- ------------- ------------- -------------- ----------------------
                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Equity-Income Portfolio: Service         0.49%         0.09%          0.10%              0.68%
Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Growth Portfolio: Service Class          0.59%         0.11%          0.10%              0.80%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Overseas Portfolio: Service Class        0.74%         0.17%          0.10%              1.01%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP II Contrafund Portfolio: Service         0.59%         0.11%          0.10%              0.80%
Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP III Growth Opportunities Portfolio:      0.59%         0.11%          0.10%              0.80%
Service Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Morgan Stanley Dean Witter Universal Funds, Inc.      0.80%         1.25%          0.00%              2.05%
- Emerging Markets Debt Portfolio
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Balanced Fund                         0.75%         0.21%          0.00%              0.96%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Equity Income Fund                    0.80%         0.35%          0.00%              1.15%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Global Equity Fund                    1.00%         0.46%          0.00%              1.46%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide High Income Bond Fund                 0.80%         0.32%          0.00%              1.12%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.21%          0.00%              0.96%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Select Advisers Mid Cap Fund          1.05%         0.49%          0.00%              1.54%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Select Advisers Small Cap Growth      1.10%         0.58%          0.00%              1.68%
Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Small Cap Value Fund                  0.90%         0.43%          0.00%              1.33%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Strategic Growth Fund                 0.90%         0.65%          0.00%              1.55%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Strategic Value Fund                  0.90%         0.33%          0.00%              1.23%
-------------------------------------------------- ------------- ------------- -------------- ----------------------



-------------------------------------------------- ------------- ------------- -------------- ----------------------
                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.61%          0.00%              1.61%
Emerging Markets Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.20%          0.00%              1.20%
Hard Assets Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------



SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges. Nationwide will keep the policy in force during the guaranteed policy continuation period provided premium requirements are met (see "Grace Period and Guaranteed Policy Continuation Period" and "Minimum Requirements for Policy Issuance").

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

  -   Maturity Extension Endorsement;
  -   Spouse Rider;
  -   Child Rider;
  -   Waiver of Monthly Deductions Rider;
  -   Accidental Death Benefit Rider;
  -   Additional Protection Rider; and
  -   Change of Insured Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929. It is a member of the Nationwide group with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner. Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2)   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     -    the insured must be 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     - a minimum specified amount of $50,000 for non-preferred policies ($100,000 for non-preferred policies in Pennsylvania, New Jersey, Texas Alabama and New York) and $100,000 for preferred policies.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     - During the guaranteed policy continuation period, the total premium payments, less any policy indebtedness and less any partial surrenders, must be greater than or equal to the sum of the minimum monthly premiums in order to guarantee that the policy remain in force. (The minimum monthly premiums are shown in the policy data page.)

     - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

 -  New Year's Day                  -  Independence Day
 -  Martin Luther King, Jr. Day     -  Labor Day
 -  Presidents' Day                 -  Thanksgiving
 -  Good Friday                     -  Christmas
 -  Memorial Day

Nationwide also will not price premiums if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 2.5% of each premium payment. Currently, for all policy years the sales load is 2.5% of premium paid up to the target premium. Once the target premium is reached, the load is reduced to 0.5% of each premium payment. The target premium is a premium level based upon a percentage of the guideline level premium. It is the level annual premium amount at which the sales load is reduced. The target premium amount is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

PREMIUM EXPENSE CHARGE

Nationwide deducts a premium expense charge equal to 3.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. Generally, these tax expenses to Nationwide consist of two components:

   (1)  a state premium tax rate of 2.25%; and

   (2) a federal tax rate of 1.25%.

Nationwide expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

The 1.25% federal tax component is designed to reimburse Nationwide for expenses incurred from federal taxes imposed under Section 848 of the Internal Revenue Code.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years (first fifteen years in Pennsylvania). The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

INITIAL SPECIFIED AMOUNT $50,000-$99,999

       --------------------------------------------------------
                  MALE       FEMALE
       ISSUE      NON-         NON-       MALE         FEMALE
        AGE     TOBACCO      TOBACCO    STANDARD      STANDARD
       --------------------------------------------------------
         25      $7.773       $7.518      $8.369      $7.818
       --------------------------------------------------------
         35      $8.817       $8.396      $9.811      $8.889
       --------------------------------------------------------
         45     $12.185      $11.390     $13.884     $12.164
       --------------------------------------------------------
         55     $15.628      $13.995     $18.410     $15.106
       --------------------------------------------------------
         65     $22.274      $19.043     $26.559     $20.607
       --------------------------------------------------------



                     INITIAL SPECIFIED AMOUNT $100,000+
       -------------------------------------------------------
               MALE         FEMALE
       ISSUE   NON-TOBACCONON-TOBACCO    MALE       FEMALE
         AGE                           STANDARD    STANDARD
       -------------------------------------------------------
                                                                <
         25       $5.773     $5.518      $6.369      $5.818
       -------------------------------------------------------
         35       $6.817     $6.396      $7.811      $6.889
       -------------------------------------------------------
         45       $9.685     $8.890     $11.384      $9.664
       -------------------------------------------------------
         55      $13.128    $11.495     $15.910     $12.606
       -------------------------------------------------------
         65      $21.274    $18.043     $25.559     $19.607
       -------------------------------------------------------

The surrender charge is comprised of two components:
  -    an underwriting component; and
  -    sales component.

The underwriting component varies by issue age in the following manner:

                          $1,000 OF INITIAL SPECIFIED AMOUNT
               ------------------------------------------------------
               ISSUE      SPECIFIED AMOUNTS     SPECIFIED AMOUNTS
                 AGE     LESS THAN $100,000      $100,000 OR MORE
               ------------------------------------------------------
                 0-35          $6.00                   $4.00
               ------------------------------------------------------
                36-55          $7.50                   $5.00
               ------------------------------------------------------
                56-80          $7.50                   $6.50
               ------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

  -    processing applications;
  -    conducting medical exams;
  -    determining insurability and the insured's underwriting class; and
  -    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the SEC guideline level premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies. Nationwide also deducts 2.5% of each premium payment for sales load.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

Increases in Specified Amount

Policies surrendered during the first nine policy years (first fifteen policy years in Pennsylvania) following an increase in the specified amount will incur a surrender charge associated with the increase. This surrender charge is comprised of an underwriting component and sales component. The maximum initial surrender charge associated with the increase is based on the attained age at the time of the increase, the underwriting classification of the increase, sex, and the amount of the increase in specified amount. The actual initial surrender charge associated with the increase is based upon the maximum initial surrender charge and the premium received within one year of the increase in specified amount.

Increases that are caused by a change in death benefit option that do not change the net amount at risk are not subject to a surrender charge. The surrender charge associated with the increase for policy years following the increase is a percentage of the initial surrender charge.

The following table illustrates the maximum initial surrender charge per $1,000 of specified amount increase for policies increasing coverage on a standard basis. This charge reflects both the underwriting and sales component.

---------- ----------- ----------- ------------- -----------
               MALE      FEMALE
               NON-        NON-        MALE        FEMALE
ISSUE AGE    TOBACCO     TOBACCO     STANDARD     STANDARD
---------- ----------- ----------- ------------- -----------
   25        $3.464      $3.311       $3.821       $3.491
---------- ----------- ----------- ------------- -----------
   35         4.090       3.837        4.686        4.133
---------- ----------- ----------- ------------- -----------
   45         5.811       5.334        6.830        5.798
---------- ----------- ----------- ------------- -----------
   55         7.877       6.897        9.546        7.563
---------- ----------- ----------- ------------- -----------
   65        12.764      10.826       15.335       11.764
---------- ----------- ----------- ------------- -----------
   75        20.787      17.389       24.236       18.682
---------- ----------- ----------- ------------- -----------
   80        27.309      23.309       30.707       24.647
---------- ----------- ----------- ------------- -----------

Reduction in Specified Amount

Decreases in specified amount requested by a policy owner will incur a proportional surrender charge. This proportion is equal to the decrease in specified amount divided by the specified amount prior to the decrease. In the case of a policy with prior increases, these fractional surrender charges will be calculated separately for the initial specified amount and each increase in specified amount. For a policy with prior increases in specified amounts, these decreases will be made on a last in first out ("LIFO") basis and therefore decrease each segment in reverse order of its effective date.

Decreases in the specified amount resulting from a partial surrender or a death benefit option change that do not change the net amount risk will not incur a proportional surrender charge.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

---------------------- --------------------------------
      COMPLETED          SURRENDER CHARGE AS A % OF
    POLICY YEARS          INITIAL SURRENDER CHARGES
---------------------- --------------------------------
          0                         100%
---------------------- --------------------------------
          1                         100%
---------------------- --------------------------------
          2                          90%
---------------------- --------------------------------
          3                          80%
---------------------- --------------------------------
          4                          70%
---------------------- --------------------------------
          5                          60%
---------------------- --------------------------------
          6                          50%
---------------------- --------------------------------
          7                          40%
---------------------- --------------------------------
          8                          30%
---------------------- --------------------------------
         9+                          0%
---------------------- --------------------------------

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 or Option 3 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

Mortality tables are unisex for:

     -    policies issued in the State of Montana;

     - group or sponsored arrangements (including employees of Nationwide and their family members); and

     - special exchange programs which Nationwide may make available from time to time.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to the maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $10 per month in the first year, and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month in the first year and $7.50 per month in renewal years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is charged on a daily basis and is equivalent to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Policy owners receive quarterly and annual statements advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. Nationwide may realize a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insureds;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insureds;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1)   the minimum partial surrender is $200;

     2) partial surrenders may not reduce the specified amount below the minimum specified amount;

     3) during the first ten policy years, the maximum amount of a partial surrender cannot exceed 10% of cash surrender value as of the beginning of the policy year;

     4) after the completion of ten policy years, the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

     5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

     (1)  the surrender occurs before the 15th policy anniversary; and

     (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25 or 5% of the partial surrender amount, whichever is less. Preferred partial surrenders are not subject to this fee. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount.

Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     5. the age at the time of increase must satisfy the same age requirements as new issues.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce the insurance in the following order:

     1.   against insurance provided by the most recent increase;

     2.   against the next most recent increases successively; and

     3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     1.   reduce the specified amount to less than the minimum specified amount;
          or

     2.   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period the policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in a variable account at the end of each valuation day. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     - Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

     - Transfers made to the fixed account may not be made in the first policy year.

     - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of that portion of the cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement.

     - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period.

     - Nationwide reserves the right to refuse a transfer to the fixed account if the fixed account value is greater than or equal to 30% of the total policy value.

Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

    -  10 days after receiving the policy;

    -  45 days after signing the application; or

    -  10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to cash value attributable to both fixed and policy loan accounts, and 90% of the cash value of the variable account, less any surrender charges. Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, and if the guaranteed policy continuation provision is not in effect, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months. Alternatively, if the policy is in the guaranteed policy continuation period, a payment which will bring the guaranteed policy continuation provision into effect will be considered sufficient if such an amount is less than the premium required to bring the cash surrender value to zero and cover 3 months of deductions.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50.

Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and received at Nationwide's home office. Prior to being received, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted, nor is Nationwide responsible for the sufficiency of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being received.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Nationwide High Income Bond Fund; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or minimum required death benefit. Under OPTION 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix C.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value as of the date of death, or minimum required death benefit and will vary directly with the investment performance.

OPTION 3: the death benefit is the greater of the minimum required death benefit or the sum of the specified amount on the date of death and accumulated premium account which consists of all premium payments accumulated to date of death less partial surrenders accumulated to date of death. The accumulations will be calculated based on the OPTION 3 interest rate shown on the policy data page. In no event will the accumulated premium account be less than zero or greater than the maximum accumulated premium account shown on the policy data page.

For any death benefit option, the calculation of the minimum required death benefit is shown on the policy data page. The minimum required death benefit is the lowest death benefit which will qualify the policy as life insurance under
Section 7702 of the Internal Revenue Code. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current monthly deduction, and the guaranteed policy continuation provision is not in effect, a grace period will be allowed for the payment of a premium of the lesser of at least three times the current monthly deduction and the premium required to bring the guaranteed policy continuation provision back into effect. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

GUARANTEED POLICY CONTINUATION PERIOD

This policy will not lapse during the guaranteed policy continuation period provided that on each monthly anniversary day (1) is greater than or equal to
(2) where:

     (1) is the sum of all premiums paid to date minus any indebtedness, and minus any partial surrenders; and

     (2) is the sum of minimum monthly premiums required since the policy date including the minimum monthly premium for the current monthly anniversary day.

The guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 55, the guaranteed policy continuation period is 10 policy years.

This provision is subject to state insurance restrictions. In New York, the guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 62, the guaranteed policy continuation period is 3 policy years. In Texas, the guaranteed policy continuation period is 9 policy years for all issue ages. In Massachusetts, the guaranteed policy continuation period is 5 policy years for all issue ages.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

          (a) is premium sufficient to keep the policy in force for 3 months from the date of reinstatement; and

          (b) is premium sufficient to bring the guaranteed policy continuation provision into effect; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     1.   the cash value at the end of the grace period; or

     2. the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide has all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NAS, is not engaged in any material litigation of any nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NAS. NAS was organized as an Ohio corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide and a member of the NASD.

NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  -    Nationwide Multi-Flex Variable Account
  -    NACo Variable Account
  -    Nationwide DC Variable Account
  -    Nationwide DCVA-II
  -    Nationwide Variable Account-II
  -    Nationwide VLI Separate Account-3
  -    Nationwide VLI Separate Account-4
  -    Nationwide Variable Account
  -    Nationwide Variable Account-5
  -    Nationwide Variable Account-6
  -    Nationwide Variable Account-8
  -    Nationwide Variable Account-9
  -    Nationwide VA Separate Account-A
  -    Nationwide VA Separate Account-B
  -    Nationwide VA Separate Account-C
  -    Nationwide VL Separate Account-A
  -    Nationwide VL Separate Account-B
  -    Nationwide VL Separate Account-C
  -    Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

   -   Nationwide Mutual Funds;
   -   Nationwide Separate Account Trust;
   -   Financial Horizons Investment Trust; and
   -   Nationwide Asset Allocation Trust.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the general distributor will not exceed 99% of the target premium plus 3% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 3% of actual premium payment, and will not exceed 2% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NAS.


NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS
 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                                    President and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Paul J. Hondros                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Charles S. Bath                                                  Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Dennis W. Click                                                  Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 William G. Goslee                                                       Vice President
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 James F. Laird, Jr.                                           Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Joseph P. Rath                                                   Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------



 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Christopher A. Cray                                                       Treasurer
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Elizabeth A. Davin                                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 David E. Simaitis                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------
 Patricia J. Smith                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 ------------------------------------------------------------------------------------------------------------------




ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

  -    Nationwide Variable Account,
  -    Nationwide Variable Account-II,
  -    Nationwide Variable Account-3,
  -    Nationwide Variable Account-4,
  -    Nationwide Variable Account-5,
  -    Nationwide Variable Account-6,
  -    Nationwide Fidelity Advisor Variable Account,
  -    Nationwide Variable Account-8,
  -    Nationwide Variable Account-9,
  -    MFS Variable Account,
  -    Nationwide Multi-Flex Variable Account,
  -    Nationwide VLI Separate Account,
  -    Nationwide VLI Separate Account-2,
  -    Nationwide VLI Separate Account-3,
  -    Nationwide VLI Separate Account-4,
  -    NACo Variable Account,
  -    Nationwide DC Variable Account and the
  -    Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.





DIRECTORS OF NATIONWIDE
------------------------------------ --------------------------- ----------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME
  AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES
                                           WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------ --------------------------- ----------------------------------------------------
Lewis J. Alphin                               Director           Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
------------------------------------ --------------------------- ----------------------------------------------------
A. I. Bell                                    Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------ --------------------------- ----------------------------------------------------
Kenneth D. Davis                              Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, Ohio 45135
------------------------------------ --------------------------- ----------------------------------------------------
Keith W. Eckel                                Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                  Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------ --------------------------- ----------------------------------------------------
Willard J. Engel                              Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                         Oil Company (1)
Marshall, MN 44691
------------------------------------ --------------------------- ----------------------------------------------------
Fred C. Finney                                Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                          Melrose Orchard (1)
Wooster, OH 44691
------------------------------------ --------------------------- ----------------------------------------------------
Joseph J. Gasper                        President and Chief      President and Chief Operating Officer, Nationwide
One Nationwide Plaza                   Operating Officer and     Life Insurance Company and Nationwide Life and
Columbus, OH 43215                            Director           Annuity Insurance Company (2)
------------------------------------ --------------------------- ----------------------------------------------------
Dimon R. McFerson                    Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                 Executive Officer and
Columbus, OH 43215                   Director
------------------------------------ --------------------------- ----------------------------------------------------
David O. Miller                      Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                    Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------ --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                          Director           Senior Vice President-General Manager Southern
Suite 1600                                                       Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                            Xerox Corporation (2)
Atlanta, GA 30339
------------------------------------ --------------------------- ----------------------------------------------------
Ralph M. Paige                                Director           Executive Director Federation of Southern
2769 Church Street                                               Cooperatives/Land Assistance Fund
East Point, GA 30344
------------------------------------ --------------------------- ----------------------------------------------------


------------------------------------ --------------------------- ----------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME
  AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES
                                           WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------ --------------------------- ----------------------------------------------------
James F. Patterson                            Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                               Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------ --------------------------- ----------------------------------------------------
Arden L. Shisler                              Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                           Transport, Inc. (1)
Dalton, OH 44618
------------------------------------ --------------------------- ----------------------------------------------------
Robert L. Stewart                             Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------ --------------------------- ----------------------------------------------------
Nancy C. Thomas                               Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
------------------------------------ --------------------------- ----------------------------------------------------

    (1) Principal occupation for last 5 years.
    (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of Nationwide and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of NFS. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President -  Systems
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President - Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President -

Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of

Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity




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Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.
     Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies.
Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of






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

     both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUB-ADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities.

       Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds."

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       Although the subadviser has the ability to invest up to 100% of the
       Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS MID CAP FUND
       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates
       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers:  The Dreyfus Corporation, Neuberger Berman, L.P.,
       Lazard Asset Management, Strong Capital Management, Inc. and
       Warburg Pincus Asset Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible

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       into common or preferred stocks, such as warrants and convertible bonds.
       The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser:  Strong Capital Management Inc./Schafer Capital
       Management Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose,

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     "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc.
serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES



EXAMPLE 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the specified amount expressed in thousands equals the total surrender charge of $569.50 ($11.390 x 50=569.50).

EXAMPLE 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above (surrender charge per 1000 is 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges.") In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.


Maximum surrender charge per $1,000 of initial specified amount for policies issued on a standard basis:


INITIAL SPECIFIED AMOUNT $50,000-$99,999

----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $7.773               $7.518               $8.369               $7.818
----------------------------------------------------------------------------------------------------------
         35                   8.817                8.396                9.811                8.889
----------------------------------------------------------------------------------------------------------
         45                  12.185               11.390               13.884               12.164
----------------------------------------------------------------------------------------------------------
         55                  15.628               13.995               18.410               15.106
----------------------------------------------------------------------------------------------------------
         65                  22.274               19.043               26.559               20.607
----------------------------------------------------------------------------------------------------------



INITIAL SPECIFIED AMOUNT $100,000+

----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $5.773               $5.518               $6.369               $5.818
----------------------------------------------------------------------------------------------------------
         35                   6.817                6.396                7.811                6.889
----------------------------------------------------------------------------------------------------------
         45                   9.685                8.890               11.384                9.664
----------------------------------------------------------------------------------------------------------
         55                  13.128               11.495               15.910               12.606
----------------------------------------------------------------------------------------------------------
         65                  21.274               18.043               25.559               19.607
----------------------------------------------------------------------------------------------------------




REDUCTIONS TO SURRENDER CHARGES

-----------------------------------------------------------------------------------------------
                          SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED           AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
    POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------
          0                     100%                     5                      60%
-----------------------------------------------------------------------------------------------
          1                     100%                     6                      50%
-----------------------------------------------------------------------------------------------
          2                      90%                     7                      40%
-----------------------------------------------------------------------------------------------
          3                      80%                     8                      30%
-----------------------------------------------------------------------------------------------
          4                      70%                     9+                     0%
-----------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charge in subsequent years in Pennsylvania is reduced in the following manner:



   COMPLETED     SURRENDER CHARGE AS    COMPLETED    SURRENDER CHARGE AS A    COMPLETED    SURRENDER CHARGE AS A
 POLICY YEARS      A % OF INITIAL      POLICY YEARS       % OF INITIAL       POLICY YEARS       % OF INITIAL
                  SURRENDER CHARGES                    SURRENDER CHARGES                     SURRENDER CHARGES
       0                100%                5                 60%                 10                20%
       1                100%                6                 50%                 11                15%
       2                 90%                7                 40%                 12                10%
       3                 80%                8                 30%                 13                 5%
       4                 70%                9                 25%                14+                 0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact Nationwide's home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS




The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of April 13, 1999 . Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fees waivers, the annual effective rate would have been 1.01%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.10% and 11.10%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first nine policy years.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.


                                              DEATH BENEFIT OPTION 1
                                   $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                  CURRENT VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                                CASH
POLICY   INTEREST      CASH      SURR       DEATH      CASH       SURR       DEATH        CASH        SURR       DEATH
YEAR      AT 5%       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1        788            406         0       50,000       438         0        50,000       471          0        50,000
2        1,614          853        279      50,000       945        371       50,000      1,041        468       50,000
3        2,483         1,281       764      50,000      1,461       945       50,000      1,658       1,141      50,000
4        3,394         1,690      1,231     50,000      1,989      1,530      50,000      2,326       1,867      50,000
5        4,351         2,085      1,683     50,000      2,531      2,129      50,000      3,056       2,654      50,000
6        5,357         2,463      2,119     50,000      3,087      2,743      50,000      3,852       3,508      50,000
7        6,412         2,826      2,539     50,000      3,659      3,372      50,000      4,723       4,436      50,000
8        7,520         3,172      2,942     50,000      4,246      4,017      50,000      5,675       5,446      50,000
9        8,683         3,502      3,330     50,000      4,849      4,677      50,000      6,719       6,546      50,000
10       9,905         3,814      3,814     50,000      5,469      5,469      50,000      7,863       7,863      50,000
11       11,188        4,110      4,110     50,000      6,105      6,105      50,000      9,119       9,119      50,000
12       12,535        4,387      4,387     50,000      6,759      6,759      50,000      10,499      10,499     50,000
13       13,949        4,647      4,647     50,000      7,431      7,431      50,000      12,017      12,017     50,000
14       15,434        4,887      4,887     50,000      8,121      8,121      50,000      13,690      13,690     50,000
15       16,993        5,108      5,108     50,000      8,830      8,830      50,000      15,534      15,534     50,000
16       18,630        5,309      5,309     50,000      9,559      9,559      50,000      17,570      17,570     50,000
17       20,349        5,462      5,462     50,000     10,283     10,283      50,000      19,799      19,799     50,000
18       22,154        5,562      5,562     50,000     10,998     10,998      50,000      22,246      22,246     50,000
19       24,049        5,611      5,611     50,000     11,709     11,709      50,000      24,943      24,943     50,000
20       26,039        5,615      5,615     50,000     12,419     12,419      50,000      27,932      27,932     50,000
21       28,129        5,557      5,557     50,000     13,116     13,116      50,000      31,252      31,252     50,000
22       30,323        5,432      5,432     50,000     13,798     13,798      50,000      34,950      34,950     50,000
23       32,626        5,230      5,230     50,000     14,457     14,457      50,000      39,082      39,082     50,000
24       35,045        4,942      4,942     50,000     15,089     15,089      50,000      43,716      43,716     51,148
25       37,585        4,559      4,559     50,000     15,686     15,686      50,000      48,852      48,852     56,668
26       40,252        4,067      4,067     50,000     16,243     16,243      50,000      54,509      54,509     62,685
27       43,052        3,456      3,456     50,000     16,752     16,752      50,000      60,756      60,756     68,654
28       45,992        2,711      2,711     50,000     17,204     17,204      50,000      67,661      67,661     75,103
29       49,079        1,811      1,811     50,000     17,590     17,590      50,000      75,301      75,301     82,078
30       52,321         734        734      50,000     17,895     17,895      50,000      83,767      83,767     89,630
--- ---- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 1
                                   $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                 GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                               CASH
POLICY   INTEREST      CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1           788        355         0       50,000       385         0        50,000       416          0        50,000
2          1,614       718        144      50,000       802        229       50,000       891         317       50,000
3          2,483      1,058       542      50,000      1,220       704       50,000      1,397        881       50,000
4          3,394      1,374       915      50,000      1,637      1,178      50,000      1,936       1,477      50,000
5          4,351      1,665      1,264     50,000      2,052      1,651      50,000      2,511       2,110      50,000
6          5,357      1,928      1,584     50,000      2,463      2,118      50,000      3,123       2,779      50,000
7          6,412      2,160      1,873     50,000      2,864      2,577      50,000      3,772       3,485      50,000
8          7,520      2,356      2,127     50,000      3,253      3,023      50,000      4,460       4,231      50,000
9          8,683      2,513      2,341     50,000      3,623      3,451      50,000      5,186       5,014      50,000
10         9,905      2,626      2,626     50,000      3,971      3,971      50,000      5,952       5,952      50,000
11        11,188      2,692      2,692     50,000      4,290      4,290      50,000      6,760       6,760      50,000
12        12,535      2,705      2,705     50,000      4,575      4,575      50,000      7,610       7,610      50,000
13        13,949      2,664      2,664     50,000      4,823      4,823      50,000      8,508       8,508      50,000
14        15,434      2,562      2,562     50,000      5,025      5,025      50,000      9,455       9,455      50,000
15        16,993      2,391      2,391     50,000      5,171      5,171      50,000      10,454      10,454     50,000
16        18,630      2,142      2,142     50,000      5,252      5,252      50,000      11,506      11,506     50,000
17        20,349      1,806      1,806     50,000      5,254      5,254      50,000      12,614      12,614     50,000
18        22,154      1,367      1,367     50,000      5,159      5,159      50,000      13,779      13,779     50,000
19        24,049       809        809      50,000      4,948      4,948      50,000      15,002      15,002     50,000
20        26,039       115        115      50,000      4,599      4,599      50,000      16,287      16,287     50,000
21        28,129       (*)                   (*)       4,088      4,088      50,000      17,640      17,640     50,000
22        30,323       (*)                   (*)       3,387      3,387      50,000      19,071      19,071     50,000
23        32,626       (*)                   (*)       2,466      2,466      50,000      20,594      20,594     50,000
24        35,045       (*)                   (*)       1,284      1,284      50,000      22,222      22,222     50,000
25        37,585       (*)                   (*)        (*)                   (*)        23,972      23,972     50,000
26        40,252       (*)                   (*)        (*)                   (*)        25,865      25,865     50,000
27        43,052       (*)                   (*)        (*)                   (*)        27,931      27,931     50,000
28        45,992       (*)                   (*)        (*)                   (*)        30,202      30,202     50,000
29        49,079       (*)                   (*)        (*)                   (*)        32,730      32,730     50,000
30        52,321       (*)                   (*)        (*)                   (*)        35,587      35,587     50,000
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                   $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                  CURRENT VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                                CASH
POLICY   INTEREST      CASH      SURR       DEATH      CASH       SURR       DEATH        CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1        788            404         0       50,404       436         0        50,436       469          0        50,469
2        1,614          848        274      50,848       939        365       50,939      1,035        461       51,035
3        2,483         1,270       753      51,270      1,449       932       51,449      1,643       1,127      51,643
4        3,394         1,672      1,213     51,672      1,966      1,507      51,966      2,299       1,840      52,299
5        4,351         2,056      1,654     52,056      2,495      2,093      52,495      3,011       2,610      53,011
6        5,357         2,422      2,078     52,422      3,034      2,690      53,034      3,784       3,440      53,784
7        6,412         2,770      2,483     52,770      3,584      3,298      53,584      4,623       4,336      54,623
8        7,520         3,100      2,870     53,100      4,145      3,915      54,145      5,534       5,304      55,534
9        8,683         3,410      3,238     53,410      4,715      4,543      54,715      6,524       6,352      56,524
10       9,905         3,700      3,700     53,700      5,295      5,295      55,295      7,600       7,600      57,600
11       11,188        3,971      3,971     53,971      5,885      5,885      55,885      8,771       8,771      58,771
12       12,535        4,220      4,220     54,220      6,483      6,483      56,483      10,045      10,045     60,045
13       13,949        4,448      4,448     54,448      7,090      7,090      57,090      11,432      11,432     61,432
14       15,434        4,654      4,654     54,654      7,704      7,704      57,704      12,943      12,943     62,943
15       16,993        4,838      4,838     54,838      8,325      8,325      58,325      14,589      14,589     64,589
16       18,630        4,998      4,998     54,998      8,952      8,952      58,952      16,383      16,383     66,383
17       20,349        5,103      5,103     55,103      9,553      9,553      59,553      18,306      18,306     68,306
18       22,154        5,148      5,148     55,148     10,119     10,119      60,119      20,366      20,366     70,366
19       24,049        5,135      5,135     55,135     10,653     10,653      60,653      22,579      22,579     72,579
20       26,039        5,071      5,071     55,071     11,156     11,156      61,156      24,965      24,965     74,965
21       28,129        4,939      4,939     54,939     11,611     11,611      61,611      27,529      27,529     77,529
22       30,323        4,732      4,732     54,732     12,007     12,007      62,007      30,286      30,286     80,286
23       32,626        4,443      4,443     54,443     12,332     12,332      62,332      33,245      33,245     83,245
24       35,045        4,064      4,064     54,064     12,574     12,574      62,574      36,419      36,419     86,419
25       37,585        3,585      3,585     53,585     12,718     12,718      62,718      39,821      39,821     89,821
26       40,252        2,998      2,998     52,998     12,749     12,749      62,749      43,462      43,462     93,462
27       43,052        2,295      2,295     52,295     12,653     12,653      62,653      47,359      47,359     97,359
28       45,992        1,467      1,467     51,467     12,413     12,413      62,413      51,527      51,527     101,527
29       49,079         502        502      50,502     12,009     12,009      62,009      55,981      55,981     105,981
30       52,321         (*)        (*)        (*)      11,414     11,414      61,414      60,734      60,734     110,734
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                   $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                 GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                CASH                             CASH                               CASH
POLICY   INTEREST       CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1         788            352         0       50,352       383         0        50,383       414          0        50,414
2         1,614          711        137      50,711       795        221       50,795       883         309       50,883
3         2,483         1,045       529      51,045      1,205       689       51,205      1,380        863       51,380
4         3,394         1,353       894      51,353      1,611      1,152      51,611      1,905       1,446      51,905
5         4,351         1,632      1,231     51,632      2,011      1,610      52,011      2,460       2,058      52,460
6         5,357         1,881      1,537     51,881      2,402      2,057      52,402      3,044       2,700      53,044
7         6,412         2,096      1,809     52,096      2,778      2,491      52,778      3,656       3,369      53,656
8         7,520         2,273      2,043     52,273      3,135      2,905      53,135      4,294       4,065      54,294
9         8,683         2,406      2,234     52,406      3,466      3,293      53,466      4,955       4,783      54,955
10        9,905         2,493      2,493     52,493      3,764      3,764      53,764      5,636       5,636      55,636
11        11,188        2,528      2,528     52,528      4,025      4,025      54,025      6,335       6,335      56,335
12        12,535        2,508      2,508     52,508      4,241      4,241      54,241      7,048       7,048      57,048
13        13,949        2,430      2,430     52,430      4,406      4,406      54,406      7,772       7,772      57,772
14        15,434        2,289      2,289     52,289      4,512      4,512      54,512      8,503       8,503      58,503
15        16,993        2,077      2,077     52,077      4,547      4,547      54,547      9,232       9,232      59,232
16        18,630        1,787      1,787     51,787      4,500      4,500      54,500      9,950       9,950      59,950
17        20,349        1,411      1,411     51,411      4,358      4,358      54,358      10,646      10,646     60,646
18        22,154         936        936      50,936      4,102      4,102      54,102      11,302      11,302     61,302
19        24,049         349        349      50,349      3,712      3,712      53,712      11,901      11,901     61,901
20        26,039         (*)        (*)        (*)       3,168      3,168      53,168      12,421      12,421     62,421
21        28,129         (*)        (*)        (*)       2,451      2,451      52,451      12,840      12,840     62,840
22        30,323         (*)        (*)        (*)       1,539      1,539      51,539      13,136      13,136     63,136
23        32,626         (*)        (*)        (*)        413        413       50,413      13,282      13,282     63,282
24        35,045         (*)        (*)        (*)        (*)        (*)        (*)        13,247      13,247     63,247
25        37,585         (*)        (*)        (*)        (*)        (*)        (*)        12,991      12,991     62,991
26        40,252         (*)        (*)        (*)        (*)        (*)        (*)        12,461      12,461     62,461
27        43,052         (*)        (*)        (*)        (*)        (*)        (*)        11,591      11,591     61,591
28        45,992         (*)        (*)        (*)        (*)        (*)        (*)        10,302      10,302     60,302
29        49,079         (*)        (*)        (*)        (*)        (*)        (*)        8,505       8,505      58,505
30        52,321         (*)        (*)        (*)        (*)        (*)        (*)        6,106       6,106      56,106
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                              DEATH BENEFIT OPTION 1
                                  $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                  CURRENT VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                               CASH
POLICY   INTEREST      CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1          1,260       590         0       50,000       640         0        50,000       690          0        50,000
2          2,583      1,195       502      50,000      1,333       640       50,000      1,479        786       50,000
3          3,972      1,774      1,150     50,000      2,041      1,418      50,000      2,333       1,709      50,000
4          5,431      2,341      1,787     50,000      2,779      2,225      50,000      3,276       2,722      50,000
5          6,962      2,898      2,413     50,000      3,549      3,064      50,000      4,319       3,834      50,000
6          8,570      3,444      3,028     50,000      4,353      3,937      50,000      5,472       5,056      50,000
7         10,259      3,979      3,632     50,000      5,192      4,846      50,000      6,750       6,403      50,000
8         12,032      4,503      4,226     50,000      6,070      5,793      50,000      8,165       7,888      50,000
9         13,893      5,016      4,808     50,000      6,988      6,780      50,000      9,736       9,528      50,000
10        15,848      5,519      5,519     50,000      7,948      7,948      50,000      11,479      11,479     50,000
11        17,901      6,012      6,012     50,000      8,954      8,954      50,000      13,416      13,416     50,000
12        20,056      6,408      6,408     50,000      9,926      9,926      50,000      15,496      15,496     50,000
13        22,318      6,719      6,719     50,000     10,874     10,874      50,000      17,752      17,752     50,000
14        24,694      6,955      6,955     50,000     11,812     11,812      50,000      20,223      20,223     50,000
15        27,189      7,111      7,111     50,000     12,733     12,733      50,000      22,938      22,938     50,000
16        29,808      7,135      7,135     50,000     13,597     13,597      50,000      25,908      25,908     50,000
17        32,559      7,028      7,028     50,000     14,405     14,405      50,000      29,194      29,194     50,000
18        35,447      6,773      6,773     50,000     15,147     15,147      50,000      32,855      32,855     50,000
19        38,479      6,367      6,367     50,000     15,824     15,824      50,000      36,969      36,969     50,000
20        41,663      5,814      5,814     50,000     16,443     16,443      50,000      41,633      41,633     50,000
21        45,006      5,082      5,082     50,000     16,982     16,982      50,000      46,958      46,958     50,000
22        48,517      4,141      4,141     50,000     17,426     17,426      50,000      52,960      52,960     55,607
23        52,202      2,955      2,955     50,000     17,754     17,754      50,000      59,573      59,573     62,551
24        56,073      1,481      1,481     50,000     17,940     17,940      50,000      66,857      66,857     70,200
25        60,136       (*)        (*)        (*)      17,957     17,957      50,000      74,875      74,875     78,619
26        64,403       (*)        (*)        (*)      17,779     17,779      50,000      83,698      83,698     87,883
27        68,883       (*)        (*)        (*)      17,365     17,365      50,000      93,401      93,401     98,071
28        73,587       (*)        (*)        (*)      16,666     16,666      50,000     104,065     104,065     109,268
29        78,527       (*)        (*)        (*)      15,614     15,614      50,000     115,777     115,777     121,566
30        83,713       (*)        (*)        (*)      14,112     14,112      50,000     128,630     128,630     135,062
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 1
                                  $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                 GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                               CASH
POLICY   INTEREST      CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1          1,260       468         0       50,000       514         0        50,000       561          0        50,000
2          2,583       910        217      50,000      1,032       339       50,000      1,161        468       50,000
3          3,972      1,294       671      50,000      1,522       898       50,000      1,772       1,148      50,000
4          5,431      1,616      1,061     50,000      1,976      1,422      50,000      2,389       1,835      50,000
5          6,962      1,867      1,382     50,000      2,386      1,901      50,000      3,008       2,523      50,000
6          8,570      2,041      1,625     50,000      2,742      2,326      50,000      3,621       3,205      50,000
7         10,259      2,129      1,783     50,000      3,032      2,686      50,000      4,220       3,874      50,000
8         12,032      2,118      1,841     50,000      3,240      2,963      50,000      4,794       4,517      50,000
9         13,893      1,993      1,785     50,000      3,349      3,141      50,000      5,328       5,120      50,000
10        15,848      1,741      1,741     50,000      3,338      3,338      50,000      5,807       5,807      50,000
11        17,901      1,345      1,345     50,000      3,186      3,186      50,000      6,214       6,214      50,000
12        20,056       789        789      50,000      2,871      2,871      50,000      6,530       6,530      50,000
13        22,318        56        56       50,000      2,365      2,365      50,000      6,735       6,735      50,000
14        24,694       (*)        (*)        (*)       1,634      1,634      50,000      6,799       6,799      50,000
15        27,189       (*)        (*)        (*)        633        633       50,000      6,683       6,683      50,000
16        29,808       (*)        (*)        (*)        (*)        (*)        (*)        6,333       6,333      50,000
17        32,559       (*)        (*)        (*)        (*)        (*)        (*)        5,675       5,675      50,000
18        35,447       (*)        (*)        (*)        (*)        (*)        (*)        4,611       4,611      50,000
19        38,479       (*)        (*)        (*)        (*)        (*)        (*)        3,014       3,014      50,000
20        41,663       (*)        (*)        (*)        (*)        (*)        (*)         724         724       50,000
21        45,006       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
22        48,517       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
23        52,202       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
24        56,073       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
25        60,136       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
26        64,403       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
27        68,883       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
28        73,587       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
29        78,527       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
30        83,713       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                  $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                  CURRENT VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                               CASH
POLICY   INTEREST      CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1          1,260       583         0       50,583       632         0        50,632       682          0        50,682
2          2,583      1,174       481      51,174      1,311       618       51,311      1,454        761       51,454
3          3,972      1,734      1,110     51,734      1,996      1,372      51,996      2,281       1,657      52,281
4          5,431      2,277      1,722     52,277      2,702      2,147      52,702      3,184       2,629      53,184
5          6,962      2,803      2,318     52,803      3,430      2,945      53,430      4,171       3,686      54,171
6          8,570      3,313      2,897     53,313      4,182      3,766      54,182      5,251       4,835      55,251
7         10,259      3,806      3,459     53,806      4,958      4,611      54,958      6,433       6,087      56,433
8         12,032      4,282      4,005     54,282      5,758      5,481      55,758      7,728       7,451      57,728
9         13,893      4,743      4,535     54,743      6,585      6,377      56,585      9,147       8,939      59,147
10        15,848      5,187      5,187     55,187      7,439      7,439      57,439      10,703      10,703     60,703
11        17,901      5,615      5,615     55,615      8,320      8,320      58,320      12,409      12,409     62,409
12        20,056      5,928      5,928     55,928      9,128      9,128      59,128      14,176      14,176     64,176
13        22,318      6,138      6,138     56,138      9,872      9,872      59,872      16,021      16,021     66,021
14        24,694      6,259      6,259     56,259     10,558     10,558      60,558      17,965      17,965     67,965
15        27,189      6,282      6,282     56,282     11,176     11,176      61,176      20,008      20,008     70,008
16        29,808      6,149      6,149     56,149     11,661     11,661      61,661      22,098      22,098     72,098
17        32,559      5,865      5,865     55,865     12,010     12,010      62,010      24,240      24,240     74,240
18        35,447      5,415      5,415     55,415     12,198     12,198      62,198      26,425      26,425     76,425
19        38,479      4,802      4,802     54,802     12,219     12,219      62,219      28,663      28,663     78,663
20        41,663      4,038      4,038     54,038     12,076     12,076      62,076      30,968      30,968     80,968
21        45,006      3,097      3,097     53,097     11,732     11,732      61,732      33,320      33,320     83,320
22        48,517      1,960      1,960     51,960     11,157     11,157      61,157      35,698      35,698     85,698
23        52,202       607        607      50,607     10,315     10,315      60,315      38,082      38,082     88,082
24        56,073       (*)        (*)        (*)       9,169      9,169      59,169      40,445      40,445     90,445
25        60,136       (*)        (*)        (*)       7,680      7,680      57,680      42,758      42,758     92,758
26        64,403       (*)        (*)        (*)       5,820      5,820      55,820      45,003      45,003     95,003
27        68,883       (*)        (*)        (*)       3,549      3,549      53,549      47,149      47,149     97,149
28        73,587       (*)        (*)        (*)        827        827       50,827      49,161      49,161     99,161
29        78,527       (*)        (*)        (*)        (*)        (*)        (*)        50,992      50,992     100,992
30        83,713       (*)        (*)        (*)        (*)        (*)        (*)        52,579      52,579     102,579
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                  $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                 GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                               CASH
POLICY   INTEREST     CASH       SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1          1,260       459         0       50,459       505         0        50,505       551          0        50,551
2          2,583       886        193      50,886      1,006       313       51,006      1,132        439       51,132
3          3,972      1,249       626      51,249      1,470       846       51,470      1,712       1,088      51,712
4          5,431      1,542       988      51,542      1,888      1,333      51,888      2,283       1,728      52,283
5          6,962      1,758      1,273     51,758      2,248      1,763      52,248      2,835       2,350      52,835
6          8,570      1,890      1,474     51,890      2,542      2,126      52,542      3,359       2,943      53,359
7         10,259      1,929      1,582     51,929      2,755      2,408      52,755      3,840       3,493      53,840
8         12,032      1,863      1,586     51,863      2,869      2,592      52,869      4,260       3,982      54,260
9         13,893      1,679      1,472     51,679      2,866      2,658      52,866      4,597       4,389      54,597
10        15,848      1,367      1,367     51,367      2,727      2,727      52,727      4,828       4,828      54,828
11        17,901       913        913      50,913      2,431      2,431      52,431      4,929       4,929      54,929
12        20,056       310        310      50,310      1,961      1,961      51,961      4,874       4,874      54,874
13        22,318       (*)        (*)        (*)       1,295      1,295      51,295      4,633       4,633      54,633
14        24,694       (*)        (*)        (*)        409        409       50,409      4,170       4,170      54,170
15        27,189       (*)        (*)        (*)        (*)        (*)        (*)        3,442       3,442      53,442
16        29,808       (*)        (*)        (*)        (*)        (*)        (*)        2,392       2,392      52,392
17        32,559       (*)        (*)        (*)        (*)        (*)        (*)         948         948       50,948
18        35,447       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
19        38,479       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
20        41,663       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
21        45,006       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
22        48,517       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
23        52,202       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
24        56,073       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
25        60,136       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
26        64,403       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
27        68,883       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
28        73,587       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
29        78,527       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
30        83,713       (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 1
                                 $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                  CURRENT VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                CASH                             CASH                                CASH
POLICY   INTEREST       CASH      SURR       DEATH       CASH      SURR       DEATH        CASH        SURR       DEATH
 YEAR      AT 5%       VALUE      VALUE     BENEFIT      VALUE     VALUE     BENEFIT       VALUE       VALUE      BENEFIT
1         1,575          931        34       100,000     1,000       103      100,000      1,069        172       100,000
2         3,229         1,896       998      100,000     2,093      1,196     100,000      2,299       1,402      100,000
3         4,965         2,832      2,024     100,000     3,221      2,414     100,000      3,644       2,836      100,000
4         6,788         3,741      3,023     100,000     4,386      3,668     100,000      5,114       4,396      100,000
5         8,703         4,621      3,993     100,000     5,588      4,960     100,000      6,724       6,096      100,000
6         10,713        5,473      4,935     100,000     6,830      6,291     100,000      8,489       7,950      100,000
7         12,824        6,297      5,848     100,000     8,112      7,663     100,000      10,424      9,975      100,000
8         15,040        7,092      6,733     100,000     9,437      9,078     100,000      12,548      12,189     100,000
9         17,367        7,857      7,588     100,000    10,805     10,536     100,000      14,883      14,614     100,000
10        19,810        8,593      8,593     100,000    12,220     12,220     100,000      17,450      17,450     100,000
11        22,376        9,299      9,299     100,000    13,682     13,682     100,000      20,276      20,276     100,000
12        25,069        9,974      9,974     100,000    15,195     15,195     100,000      23,390      23,390     100,000
13        27,898        10,618    10,618     100,000    16,759     16,759     100,000      26,825      26,825     100,000
14        30,868        11,231    11,231     100,000    18,378     18,378     100,000      30,628      30,628     100,000
15        33,986        11,771    11,771     100,000    20,016     20,016     100,000      34,810      34,810     100,000
16        37,261        12,223    12,223     100,000    21,660     21,660     100,000      39,406      39,406     100,000
17        40,699        12,579    12,579     100,000    23,307     23,307     100,000      44,468      44,468     100,000
18        44,309        12,831    12,831     100,000    24,951     24,951     100,000      50,058      50,058     100,000
19        48,099        12,984    12,984     100,000    26,604     26,604     100,000      56,251      56,251     100,000
20        52,079        13,058    13,058     100,000    28,288     28,288     100,000      63,146      63,146     100,000
21        56,258        13,004    13,004     100,000    29,967     29,967     100,000      70,821      70,821     100,000
22        60,646        12,823    12,823     100,000    31,645     31,645     100,000      79,394      79,394     100,000
23        65,253        12,498    12,498     100,000    33,315     33,315     100,000      88,984      88,984     105,001
24        70,091        12,013    12,013     100,000    34,971     34,971     100,000      99,575      99,575     116,503
25        75,170        11,349    11,349     100,000    36,605     36,605     100,000     111,244     111,244     129,044
26        80,504        10,485    10,485     100,000    38,212     38,212     100,000     124,100     124,100     142,715
27        86,104        9,401      9,401     100,000    39,784     39,784     100,000     138,299     138,299     156,278
28        91,984        8,070      8,070     100,000    41,316     41,316     100,000     153,996     153,996     170,936
29        98,158        6,459      6,459     100,000    42,797     42,797     100,000     171,366     171,366     186,789
30        104,641       4,525      4,525     100,000    44,213     44,213     100,000     190,612     190,612     203,955
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                              DEATH BENEFIT OPTION 1
                                 $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                 GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                             CASH                               CASH
POLICY   INTEREST       CASH       SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%       VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1         1,575          931        34       100,000     1,000       102      100,000      1,069        171       100,000
2         3,229         1,854       956      100,000     2,050      1,153     100,000      2,255       1,357      100,000
3         4,965         2,738      1,930     100,000     3,121      2,313     100,000      3,538       2,730      100,000
4         6,788         3,580      2,862     100,000     4,212      3,494     100,000      4,926       4,208      100,000
5         8,703         4,379      3,751     100,000     5,320      4,692     100,000      6,428       5,800      100,000
6         10,713        5,132      4,593     100,000     6,444      5,906     100,000      8,054       7,515      100,000
7         12,824        5,833      5,384     100,000     7,579      7,130     100,000      9,812       9,363      100,000
8         15,040        6,477      6,118     100,000     8,720      8,361     100,000      11,711      11,352     100,000
9         17,367        7,058      6,789     100,000     9,861      9,592     100,000      13,763      13,493     100,000
10        19,810        7,571      7,571     100,000    10,997     10,997     100,000      15,979      15,979     100,000
11        22,376        8,009      8,009     100,000    12,123     12,123     100,000      18,376      18,376     100,000
12        25,069        8,368      8,368     100,000    13,233     13,233     100,000      20,971      20,971     100,000
13        27,898        8,643      8,643     100,000    14,323     14,323     100,000      23,788      23,788     100,000
14        30,868        8,827      8,827     100,000    15,387     15,387     100,000      26,851      26,851     100,000
15        33,986        8,908      8,908     100,000    16,413     16,413     100,000      30,193      30,193     100,000
16        37,261        8,877      8,877     100,000    17,392     17,392     100,000      33,848      33,848     100,000
17        40,699        8,719      8,719     100,000    18,310     18,310     100,000      37,852      37,852     100,000
18        44,309        8,416      8,416     100,000    19,149     19,149     100,000      42,247      42,247     100,000
19        48,099        7,945      7,945     100,000    19,889     19,889     100,000      47,085      47,085     100,000
20        52,079        7,286      7,286     100,000    20,510     20,510     100,000      52,429      52,429     100,000
21        56,258        6,417      6,417     100,000    20,991     20,991     100,000      58,359      58,359     100,000
22        60,646        5,315      5,315     100,000    21,308     21,308     100,000      64,972      64,972     100,000
23        65,253        3,955      3,955     100,000    21,437     21,437     100,000      72,388      72,388     100,000
24        70,091        2,304      2,304     100,000    21,348     21,348     100,000      80,754      80,754     100,000
25        75,170         317        317      100,000    20,996     20,996     100,000      90,218      90,218     104,653
26        80,504         (*)        (*)        (*)      20,324     20,324     100,000     100,668     100,668     115,769
27        86,104         (*)        (*)        (*)      19,257     19,257     100,000     112,193     112,193     126,778
28        91,984         (*)        (*)        (*)      17,696     17,696     100,000     124,916     124,916     138,657
29        98,158         (*)        (*)        (*)      15,524     15,524     100,000     138,987     138,987     151,495
30        104,641        (*)        (*)        (*)      12,605     12,605     100,000     154,580     154,580     165,401
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                 $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                  CURRENT VALUES

                         0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                CASH                             CASH                                CASH
POLICY   INTEREST       CASH      SURR       DEATH      CASH       SURR       DEATH        CASH        SURR        DEATH
 YEAR      AT 5%       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT       VALUE       VALUE       BENEFIT
1         1,575          927        30       100,927      996        98       100,996      1,065        167       101,065
2         3,229         1,884       987      101,884     2,080      1,183     102,080      2,285       1,388      102,285
3         4,965         2,809      2,001     102,809     3,195      2,387     103,195      3,613       2,806      103,613
4         6,788         3,702      2,984     103,702     4,340      3,622     104,340      5,059       4,341      105,059
5         8,703         4,563      3,935     104,563     5,516      4,887     105,516      6,635       6,006      106,635
6         10,713        5,391      4,853     105,391     6,723      6,185     106,723      8,352       7,813      108,352
7         12,824        6,186      5,737     106,186     7,962      7,514     107,962      10,224      9,775      110,224
8         15,040        6,947      6,588     106,947     9,234      8,875     109,234      12,266      11,907     112,266
9         17,367        7,673      7,404     107,673    10,538     10,268     110,538      14,495      14,226     114,495
10        19,810        8,365      8,365     108,365    11,874     11,874     111,874      16,929      16,929     116,929
11        22,376        9,021      9,021     109,021    13,244     13,244     113,244      19,587      19,587     119,587
12        25,069        9,641      9,641     109,641    14,647     14,647     114,647      22,492      22,492     122,492
13        27,898        10,224    10,224     110,224    16,083     16,083     116,083      25,667      25,667     125,667
14        30,868        10,768    10,768     110,768    17,553     17,553     117,553      29,150      29,150     129,150
15        33,986        11,229    11,229     111,229    19,009     19,009     119,009      32,922      32,922     132,922
16        37,261        11,585    11,585     111,585    20,429     20,429     120,429      36,994      36,994     136,994
17        40,699        11,831    11,831     111,831    21,804     21,804     121,804      41,387      41,387     141,387
18        44,309        11,956    11,956     111,956    23,118     23,118     123,118      46,125      46,125     146,125
19        48,099        11,967    11,967     111,967    24,374     24,374     124,374      51,248      51,248     151,248
20        52,079        11,885    11,885     111,885    25,593     25,593     125,593      56,820      56,820     156,820
21        56,258        11,659    11,659     111,659    26,720     26,720     126,720      62,831      62,831     162,831
22        60,646        11,289    11,289     111,289    27,747     27,747     127,747      69,326      69,326     169,326
23        65,253        10,760    10,760     110,760    28,653     28,653     128,653      76,339      76,339     176,339
24        70,091        10,057    10,057     110,057    29,414     29,414     129,414      83,907      83,907     183,907
25        75,170        9,163      9,163     109,163    30,003     30,003     130,003      92,068      92,068     192,068
26        80,504        8,064      8,064     108,064    30,394     30,394     130,394     100,866     100,866     200,866
27        86,104        6,744      6,744     106,744    30,559     30,559     130,559     110,351     110,351     210,351
28        91,984        5,186      5,186     105,186    30,465     30,465     130,465     120,574     120,574     220,574
29        98,158        3,370      3,370     103,370    30,076     30,076     130,076     131,587     131,587     231,587
30        104,641       1,267      1,267     101,267    29,345     29,345     129,345     143,442     143,442     243,442
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                 $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 45
                                                 GUARANTEED VALUES

                           0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                             CASH                               CASH
POLICY   INTEREST        CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%        VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1         1,575          927        29       100,927      995        98       100,995      1,064        167       101,064
2         3,229         1,842       945      101,842     2,037      1,140     102,037      2,241       1,343      102,241
3         4,965         2,714      1,906     102,714     3,094      2,286     103,094      3,507       2,699      103,507
4         6,788         3,540      2,822     103,540     4,164      3,446     104,164      4,869       4,151      104,869
5         8,703         4,318      3,689     104,318     5,244      4,615     105,244      6,334       5,705      106,334
6         10,713        5,043      4,504     105,043     6,329      5,791     106,329      7,906       7,368      107,906
7         12,824        5,711      5,262     105,711     7,415      6,966     107,415      9,592       9,143      109,592
8         15,040        6,315      5,956     106,315     8,492      8,133     108,492      11,394      11,035     111,394
9         17,367        6,848      6,578     106,848     9,554      9,285     109,554      13,317      13,048     113,317
10        19,810        7,304      7,304     107,304    10,592     10,592     110,592      15,365      15,365     115,365
11        22,376        7,676      7,676     107,676    11,596     11,596     111,596      17,544      17,544     117,544
12        25,069        7,959      7,959     107,959    12,557     12,557     112,557      19,858      19,858     119,858
13        27,898        8,149      8,149     108,149    13,470     13,470     113,470      22,316      22,316     122,316
14        30,868        8,237      8,237     108,237    14,320     14,320     114,320      24,924      24,924     124,924
15        33,986        8,212      8,212     108,212    15,093     15,093     115,093      27,688      27,688     127,688
16        37,261        8,063      8,063     108,063    15,772     15,772     115,772      30,615      30,615     130,615
17        40,699        7,777      7,777     107,777    16,337     16,337     116,337      33,706      33,706     133,706
18        44,309        7,335      7,335     107,335    16,763     16,763     116,763      36,957      36,957     136,957
19        48,099        6,719      6,719     106,719    17,020     17,020     117,020      40,361      40,361     140,361
20        52,079        5,910      5,910     105,910    17,080     17,080     117,080      43,913      43,913     143,913
21        56,258        4,891      4,891     104,891    16,913     16,913     116,913      47,608      47,608     147,608
22        60,646        3,647      3,647     103,647    16,492     16,492     116,492      51,441      51,441     151,441
23        65,253        2,163      2,163     102,163    15,785     15,785     115,785      55,408      55,408     155,408
24        70,091         419        419      100,419    14,756     14,756     114,756      59,499      59,499     159,499
25        75,170         (*)        (*)        (*)      13,359     13,359     113,359      63,693      63,693     163,693
26        80,504         (*)        (*)        (*)      11,535     11,535     111,535      67,956      67,956     167,956
27        86,104         (*)        (*)        (*)       9,210      9,210     109,210      72,242      72,242     172,242
28        91,984         (*)        (*)        (*)       6,296      6,296     106,296      76,483      76,483     176,483
29        98,158         (*)        (*)        (*)       2,700      2,700     102,700      80,607      80,607     180,607
30        104,641        (*)        (*)        (*)        (*)        (*)        (*)        84,540      84,540     184,540
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 1
                                 $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                  CURRENT VALUES

                            0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                              INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                             CASH                               CASH
POLICY   INTEREST        CASH      SURR       DEATH      CASH       SURR       DEATH        CASH       SURR       DEATH
 YEAR      AT 5%        VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1         2,625         1,404       242      100,000     1,514       352      100,000      1,625        462       100,000
2         5,381         2,840      1,677     100,000     3,151      1,988     100,000      3,476       2,314      100,000
3         8,275         4,247      3,201     100,000     4,855      3,809     100,000      5,516       4,470      100,000
4         11,314        5,627      4,697     100,000     6,631      5,701     100,000      7,767       6,837      100,000
5         14,505        6,979      6,165     100,000     8,482      7,668     100,000      10,252      9,438      100,000
6         17,855        8,303      7,606     100,000    10,412      9,715     100,000      12,999      12,302     100,000
7         21,373        9,601      9,020     100,000    12,428     11,846     100,000      16,039      15,457     100,000
8         25,066        10,871    10,406     100,000    14,532     14,067     100,000      19,405      18,940     100,000
9         28,945        12,115    11,767     100,000    16,732     16,383     100,000      23,136      22,788     100,000
10        33,017        13,333    13,333     100,000    19,032     19,032     100,000      27,280      27,280     100,000
11        37,293        14,524    14,524     100,000    21,439     21,439     100,000      31,894      31,894     100,000
12        41,782        15,536    15,536     100,000    23,815     23,815     100,000      36,910      36,910     100,000
13        46,497        16,390    16,390     100,000    26,187     26,187     100,000      42,412      42,412     100,000
14        51,446        17,104    17,104     100,000    28,583     28,583     100,000      48,491      48,491     100,000
15        56,644        17,666    17,666     100,000    30,998     30,998     100,000      55,232      55,232     100,000
16        62,101        17,981    17,981     100,000    33,362     33,362     100,000      62,696      62,696     100,000
17        67,831        18,049    18,049     100,000    35,685     35,685     100,000      71,023      71,023     100,000
18        73,848        17,841    17,841     100,000    37,957     37,957     100,000      80,376      80,376     100,000
19        80,165        17,351    17,351     100,000    40,191     40,191     100,000      90,964      90,964     100,000
20        86,798        16,585    16,585     100,000    42,408     42,408     100,000     102,881     102,881     110,083
21        93,763        15,487    15,487     100,000    44,591     44,591     100,000     116,096     116,096     121,901
22        101,076       14,004    14,004     100,000    46,730     46,730     100,000     130,665     130,665     137,198
23        108,755       12,069    12,069     100,000    48,814     48,814     100,000     146,720     146,720     154,056
24        116,818       9,602      9,602     100,000    50,830     50,830     100,000     164,403     164,403     172,623
25        125,284       6,511      6,511     100,000    52,768     52,768     100,000     183,868     183,868     193,061
26        134,173       2,713      2,713     100,000    54,636     54,636     100,000     205,286     205,286     215,551
27        143,506        (*)        (*)        (*)      56,426     56,426     100,000     228,841     228,841     240,283
28        153,307        (*)        (*)        (*)      58,135     58,135     100,000     254,729     254,729     267,466
29        163,597        (*)        (*)        (*)      59,748     59,748     100,000     283,201     283,201     297,362
30        174,402        (*)        (*)        (*)      61,244     61,244     100,000     314,509     314,509     330,234
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 1
                                 $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                 GUARANTEED VALUES

                           0% HYPOTHETICAL GROSS           6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN               INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS               CASH                             CASH                               CASH
POLICY   INTEREST     CASH       SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1          2,625      1,393       230      100,000     1,502       340      100,000      1,613        450       100,000
2          5,381      2,724      1,562     100,000     3,031      1,869     100,000      3,352       2,190      100,000
3          8,275      3,963      2,917     100,000     4,555      3,508     100,000      5,199       4,153      100,000
4         11,314      5,101      4,171     100,000     6,065      5,135     100,000      7,160       6,230      100,000
5         14,505      6,131      5,317     100,000     7,554      6,740     100,000      9,239       8,425      100,000
6         17,855      7,043      6,345     100,000     9,011      8,313     100,000      11,443      10,745     100,000
7         21,373      7,825      7,244     100,000    10,424      9,843     100,000      13,779      13,198     100,000
8         25,066      8,461      7,996     100,000    11,776     11,311     100,000      16,252      15,787     100,000
9         28,945      8,934      8,585     100,000    13,048     12,699     100,000      18,867      18,518     100,000
10        33,017      9,225      9,225     100,000    14,221     14,221     100,000      21,635      21,635     100,000
11        37,293      9,318      9,318     100,000    15,278     15,278     100,000      24,571      24,571     100,000
12        41,782      9,194      9,194     100,000    16,198     16,198     100,000      27,704      27,704     100,000
13        46,497      8,835      8,835     100,000    16,962     16,962     100,000      31,065      31,065     100,000
14        51,446      8,214      8,214     100,000    17,542     17,542     100,000      34,688      34,688     100,000
15        56,644      7,295      7,295     100,000    17,901     17,901     100,000      38,610      38,610     100,000
16        62,101      6,028      6,028     100,000    17,989     17,989     100,000      42,875      42,875     100,000
17        67,831      4,346      4,346     100,000    17,739     17,739     100,000      47,535      47,535     100,000
18        73,848      2,162      2,162     100,000    17,065     17,065     100,000      52,659      52,659     100,000
19        80,165       (*)        (*)        (*)      15,863     15,863     100,000      58,342      58,342     100,000
20        86,798       (*)        (*)        (*)      14,020     14,020     100,000      64,718      64,718     100,000
21        93,763       (*)        (*)        (*)      11,403     11,403     100,000      71,975      71,975     100,000
22        101,076      (*)        (*)        (*)       7,853      7,853     100,000      80,362      80,362     100,000
23        108,755      (*)        (*)        (*)       3,173      3,173     100,000      90,209      90,209     100,000
24        116,818      (*)        (*)        (*)        (*)        (*)        (*)       101,771     101,771     106,860
25        125,284      (*)        (*)        (*)        (*)        (*)        (*)       114,520     114,520     120,246
26        134,173      (*)        (*)        (*)        (*)        (*)        (*)       128,503     128,503     134,928
27        143,506      (*)        (*)        (*)        (*)        (*)        (*)       143,825     143,825     151,016
28        153,307      (*)        (*)        (*)        (*)        (*)        (*)       160,592     160,592     168,621
29        163,597      (*)        (*)        (*)        (*)        (*)        (*)       178,913     178,913     187,859
30        174,402      (*)        (*)        (*)        (*)        (*)        (*)       198,906     198,906     208,851
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                              DEATH BENEFIT OPTION 2
                                 $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                  CURRENT VALUES

                           0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                             CASH                               CASH
POLICY   INTEREST       CASH       SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%       VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1         2,625         1,389       226      101,389     1,498       335      101,498      1,607        445       101,607
2         5,381         2,797      1,635     102,797     3,104      1,941     103,104      3,424       2,262      103,424
3         8,275         4,165      3,119     104,165     4,760      3,714     104,760      5,408       4,361      105,408
4         11,314        5,493      4,563     105,493     6,470      5,540     106,470      7,575       6,645      107,575
5         14,505        6,780      5,966     106,780     8,233      7,420     108,233      9,944       9,131      109,944
6         17,855        8,027      7,330     108,027    10,054      9,356     110,054      12,537      11,839     112,537
7         21,373        9,234      8,653     109,234    11,932     11,351     111,932      15,374      14,792     115,374
8         25,066        10,401     9,936     110,401    13,871     13,406     113,871      18,481      18,016     118,481
9         28,945        11,529    11,180     111,529    15,872     15,523     115,872      21,885      21,536     121,885
10        33,017        12,616    12,616     112,616    17,938     17,938     117,938      25,617      25,617     125,617
11        37,293        13,664    13,664     113,664    20,071     20,071     120,071      29,721      29,721     129,721
12        41,782        14,489    14,489     114,489    22,086     22,086     122,086      34,042      34,042     134,042
13        46,497        15,114    15,114     115,114    23,996     23,996     123,996      38,625      38,625     138,625
14        51,446        15,563    15,563     115,563    25,820     25,820     125,820      43,518      43,518     143,518
15        56,644        15,818    15,818     115,818    27,539     27,539     127,539      48,735      48,735     148,735
16        62,101        15,765    15,765     115,765    29,024     29,024     129,024      54,184      54,184     154,184
17        67,831        15,409    15,409     115,409    30,265     30,265     130,265      59,889      59,889     159,889
18        73,848        14,717    14,717     114,717    31,213     31,213     131,213      65,842      65,842     165,842
19        80,165        13,696    13,696     113,696    31,855     31,855     131,855      72,067      72,067     172,067
20        86,798        12,367    12,367     112,367    32,193     32,193     132,193      78,612      78,612     178,612
21        93,763        10,680    10,680     110,680    32,156     32,156     132,156      85,453      85,453     185,453
22        101,076       8,596      8,596     108,596    31,683     31,683     131,683      92,575      92,575     192,575
23        108,755       6,071      6,071     106,071    30,699     30,699     130,699      99,955      99,955     199,955
24        116,818       3,063      3,063     103,063    29,130     29,130     129,130     107,566     107,566     207,566
25        125,284        (*)        (*)        (*)      26,892     26,892     126,892     115,376     115,376     215,376
26        134,173        (*)        (*)        (*)      23,937     23,937     123,937     123,390     123,390     223,390
27        143,506        (*)        (*)        (*)      20,187     20,187     120,187     131,580     131,580     231,580
28        153,307        (*)        (*)        (*)      15,564     15,564     115,564     139,914     139,914     239,914
29        163,597        (*)        (*)        (*)       9,963      9,963     109,963     148,339     148,339     248,339
30        174,402        (*)        (*)        (*)       3,258      3,258     103,258     156,779     156,779     256,779
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                              DEATH BENEFIT OPTION 2
                                 $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: AGE 55
                                                 GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS            6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                            INVESTMENT RETURN                INVESTMENT RETURN                  INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                 CASH                             CASH                               CASH
POLICY   INTEREST        CASH      SURR       DEATH      CASH       SURR       DEATH       CASH        SURR       DEATH
 YEAR      AT 5%        VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE      BENEFIT
1         2,625         1,377       215      101,377     1,486       323      101,486      1,595        433       101,595
2         5,381         2,680      1,517     102,680     2,982      1,819     102,982      3,298       2,135      103,298
3         8,275         3,874      2,827     103,874     4,452      3,405     104,452      5,081       4,035      105,081
4         11,314        4,951      4,021     104,951     5,884      4,954     105,884      6,944       6,014      106,944
5         14,505        5,901      5,087     105,901     7,265      6,452     107,265      8,880       8,067      108,880
6         17,855        6,712      6,014     106,712     8,579      7,882     108,579      10,885      10,187     110,885
7         21,373        7,372      6,791     107,372     9,808      9,227     109,808      12,949      12,368     112,949
8         25,066        7,863      7,398     107,863    10,926     10,461     110,926      15,056      14,591     115,056
9         28,945        8,165      7,816     108,165    11,906     11,557     111,906      17,188      16,839     117,188
10        33,017        8,260      8,260     108,260    12,721     12,721     112,721      19,326      19,326     119,326
11        37,293        8,132      8,132     108,132    13,344     13,344     113,344      21,449      21,449     121,449
12        41,782        7,766      7,766     107,766    13,745     13,745     113,745      23,535      23,535     123,535
13        46,497        7,147      7,147     107,147    13,899     13,899     113,899      25,565      25,565     125,565
14        51,446        6,256      6,256     106,256    13,768     13,768     113,768      27,512      27,512     127,512
15        56,644        5,065      5,065     105,065    13,309     13,309     113,309      29,334      29,334     129,334
16        62,101        3,538      3,538     103,538    12,464     12,464     112,464      30,972      30,972     130,972
17        67,831        1,626      1,626     101,626    11,162     11,162     111,162      32,352      32,352     132,352
18        73,848         (*)        (*)        (*)       9,316      9,316     109,316      33,377      33,377     133,377
19        80,165         (*)        (*)        (*)       6,835      6,835     106,835      33,942      33,942     133,942
20        86,798         (*)        (*)        (*)       3,634      3,634     103,634      33,937      33,937     133,937
21        93,763         (*)        (*)        (*)        (*)        (*)        (*)        33,254      33,254     133,254
22        101,076        (*)        (*)        (*)        (*)        (*)        (*)        31,778      31,778     131,778
23        108,755        (*)        (*)        (*)        (*)        (*)        (*)        29,388      29,388     129,388
24        116,818        (*)        (*)        (*)        (*)        (*)        (*)        25,943      25,943     125,943
25        125,284        (*)        (*)        (*)        (*)        (*)        (*)        21,264      21,264     121,264
26        134,173        (*)        (*)        (*)        (*)        (*)        (*)        15,133      15,133     115,133
27        143,506        (*)        (*)        (*)        (*)        (*)        (*)        7,275       7,275      107,275
28        153,307        (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
29        163,597        (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
30        174,402        (*)        (*)        (*)        (*)        (*)        (*)         (*)         (*)         (*)
------- ------------ --------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------

1.   No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time





                                         Performance Tables - Cash Values
                 -------------------------------------------------------------------------------------------------------------
                            1 YEAR TO        2 YEARS TO      3 YEARS TO       5 YEARS TO       10 YEARS TO       INCEPTION TO
                            12/31/98          12/31/98        12/31/98         12/31/98          12/31/98          12/31/98
------------------------------------------------------------------------------------------------------------------------------
                 FUND               CASH             CASH           CASH              CASH              CASH             CASH
UNDERLYING    INCEPTION    ACCUM    SURR.   ACCUM    SURR.  ACCUM   SURR.    ACCUM    SURR.   ACCUM     SURR.   ACCUM    SURR.
INVESTMENT      DATE**     VALUE    VALUE   VALUE    VALUE  VALUE   VALUE    VALUE    VALUE   VALUE     VALUE   VALUE    VALUE
 OPTIONS

------------------------------------------------------------------------------------------------------------------------------
American         10/30/97  $9,857  $5,026      $0      $0      $0      $0       $0      $0       $0       $0  $21,669  $16,838
Century VP Inc
& Growth
------------------------------------------------------------------------------------------------------------------------------
American         05/01/94  $9,281  $4,450 $20,262 $15,431 $32,623 $28,275       $0      $0       $0       $0  $56,516  $53,135
Century VP
International
------------------------------------------------------------------------------------------------------------------------------
American         05/01/96  $8,016  $3,185 $18,304 $13,473      $0      $0       $0      $0       $0       $0  $29,285  $24,937
Century VP Value
------------------------------------------------------------------------------------------------------------------------------
Dreyfus          10/06/93 $10,044  $5,213 $23,045 $18,213 $38,630 $34,282  $80,667 $77,285       $0       $0  $94,334  $91,435
Socially
Responsible
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock    09/29/89  $9,967  $5,136 $23,350 $18,519 $39,495 $35,147  $83,681 $80,299       $0       $0 $219,901 $219,901
Index Fund
------------------------------------------------------------------------------------------------------------------------------
Dreyfus          04/05/93 $10,167  $5,336 $23,242 $18,411 $39,467 $35,119  $83,084 $79,702       $0       $0 $103,790 $100,891
Variable
Investment Fund
Capital
Appreciation
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT Small Cap   10/31/97  $7,291  $2,460      $0      $0      $0      $0       $0      $0       $0       $0  $17,599  $12,768
Value
------------------------------------------------------------------------------------------------------------------------------
NSAT Equity      10/31/97  $8,839  $4,008      $0      $0      $0      $0       $0      $0       $0       $0  $18,901  $14,070
Income
------------------------------------------------------------------------------------------------------------------------------
NSAT High        10/31/97  $8,114  $3,283      $0      $0      $0      $0       $0      $0       $0       $0  $18,009  $13,178
Income Bond
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP     01/03/95 $10,072  $5,241 $22,608 $17,776 $37,679 $33,331       $0      $0       $0       $0  $59,163  $55,298
Fund II -
Contrafund
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP     10/09/86  $8,570  $3,739 $19,724 $14,893 $32,247 $27,899  $67,473 $64,091 $207,063 $207,063 $293,903 $293,903
Fund - Equity
Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP     01/03/95  $9,621  $4,790 $22,258 $17,427 $36,944 $32,596       $0      $0       $0       $0  $56,707  $52,842
Fund III -
Growth
Opportunity
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP     10/09/86 $10,879  $6,047 $24,275 $19,444 $39,500 $35,152  $80,552 $77,171 $250,037 $250,037 $380,066 $380,066
Fund - Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP     09/19/85  $7,267  $2,435 $15,960 $11,129 $25,809 $21,461  $49,230 $45,849 $148,654 $148,654 $239,973 $239,973
Fund - High
Income Port
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP     01/28/87  $8,715  $3,884 $18,462 $13,631 $29,372 $25,024  $53,321 $49,939 $136,137 $136,137 $176,490 $176,490
Fund - Overseas
Portfolio
------------------------------------------------------------------------------------------------------------------------------
JP Morgan/NSAT   10/31/97  $9,224  $4,393      $0      $0      $0      $0       $0      $0       $0       $0  $19,356  $14,525
Global Equity
Fund
------------------------------------------------------------------------------------------------------------------------------
Van Kampen       07/03/95  $6,595  $1,764 $14,884 $10,053 $26,531 $22,183       $0      $0       $0       $0  $39,170  $35,305
American
Capital Life
Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley   06/16/97  $5,236    $405      $0      $0      $0      $0       $0      $0       $0       $0  $11,672   $6,841
Emerging
Markets Debt
Portfolio
------------------------------------------------------------------------------------------------------------------------------
NSAT Capital     04/15/92 $10,127  $5,296 $23,846 $19,015 $40,938 $36,590  $84,377 $80,996       $0       $0 $130,210 $127,794
Appreciation
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT             11/08/82  $8,365  $3,534 $17,525 $12,694 $26,870 $22,522  $48,797 $45,415 $122,827 $122,827 $288,313 $288,313
Government
Bond Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT Money       11/10/81  $8,055  $3,224 $16,539 $11,708 $25,403 $21,055  $44,401 $41,020  $99,732  $99,732 $232,417 $232,417
Market Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT Small       10/23/95  $7,649  $2,818 $16,814 $11,983 $28,121 $23,773       $0      $0       $0       $0  $40,219  $36,354
Company Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT Total       11/08/82  $9,128  $4,297 $21,096 $16,265 $35,463 $31,115  $72,621 $69,239 $206,360 $206,360 $577,882 $577,882
Return Fund
------------------------------------------------------------------------------------------------------------------------------
Neuberger &      11/03/97 $10,400  $5,569      $0      $0      $0      $0       $0      $0       $0       $0  $21,211  $16,380
Berman Advisors
Management
Trust  Guardian
------------------------------------------------------------------------------------------------------------------------------
Neuberger &      11/03/97 $10,859  $6,028      $0      $0      $0      $0       $0      $0       $0       $0  $24,697  $19,866
Berman Advisors
Management
Trust  Mid Cap
Growth
Portfolios
------------------------------------------------------------------------------------------------------------------------------
Neuberger &      03/22/94  $7,948  $3,117 $18,662 $13,831 $32,421 $28,073       $0      $0       $0       $0  $66,568  $63,186
Berman Advisers
Management
Trust -
Partners Port
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer      08/15/86  $8,580  $3,749 $18,211 $13,380 $29,946 $25,598  $59,136 $55,754 $191,017 $191,017 $288,924 $288,924
Variable
Account Fund -
Aggressive
Growth
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer      04/03/85  $9,582  $4,751 $21,866 $17,035 $37,127 $32,779  $78,720 $75,339 $223,226 $223,226 $400,616 $400,616
Variable
Account Fund -
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer      07/05/95  $8,003  $3,172 $18,848 $14,017 $33,196 $28,848       $0      $0       $0       $0  $47,447  $43,582
Variable
Account Fund -
Income and
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Salomon          10/31/97  $8,301  $3,470      $0      $0      $0      $0       $0      $0       $0       $0  $17,895  $13,064
Brothers/NSAT
Balanced Fund
------------------------------------------------------------------------------------------------------------------------------
Salomon          10/31/97  $7,829  $2,998      $0      $0      $0      $0       $0      $0       $0       $0  $17,249  $12,418
Brothers/NSAT
Multi Sector
Bond
------------------------------------------------------------------------------------------------------------------------------
Strong/NSAT      10/31/97  $8,745  $3,914      $0      $0      $0      $0       $0      $0       $0       $0  $20,111  $15,280
Strategic
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Strong/NSAT      10/37/97  $7,563  $2,731      $0      $0      $0      $0       $0      $0       $0       $0  $18,152  $13,321
Strategic Value
Fund
------------------------------------------------------------------------------------------------------------------------------
United Asset     10/31/97  $8,468  $3,637      $0      $0      $0      $0       $0      $0       $0       $0  $18,717  $13,886
Management /
NSAT Select
Advisors Mid-
Cap Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck          12/27/95  $4,654      $0  $9,186  $4,355 $14,923 $10,575       $0      $0       $0       $0  $24,293  $20,428
Worldwide
Insurance Trust
- Worldwide
Emerging
Markets Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck          09/01/89  $5,000    $169 $10,189  $5,358 $16,402 $12,054  $29,498 $26,116       $0       $0  $76,631  $76,631
Worldwide
Insurance Trust
- Worldwide
Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus   10/31/97  $8,633  $3,802      $0      $0      $0      $0       $0      $0       $0       $0  $18,935  $14,104
Trust - Growth
and Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus   06/30/95  $8,128  $3,297 $16,069 $11,238 $24,755 $20,407       $0      $0       $0       $0  $31,718  $27,853
Trust -
International
Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus   09/30/96  $8,110  $3,279 $17,378 $12,547      $0      $0       $0      $0       $0       $0  $27,704  $23,356
Trust - Post
Venture Capital
Portfolio
------------------------------------------------------------------------------------------------------------------------------


                                         Performance Tables - Total Return
                        ----------------------------------------------------------------------------------------------------------
                                        Annual Percentage
                                             Change                               Non annualized Percentage Change
                        ----------------------------------------------------------------------------------------------------------
                         Fund       Unit                           1 mo       1 Yr       2 Yrs       3 Yrs.    5 yrs.    Inception
UNDERLYING             Inception   Values   1996   1997   1998       To        to          to         to         to          to
INVESTMENT               Date**   12/31/97                       12/31/98   12/31/98    12/31/98   12/31/98   12/31/98    12/31/98
 OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
American Century VP     10/30/97   12.69     NA     NA     NA       5.98      26.86        NA         NA         NA        36.76
Inc & Growth
----------------------------------------------------------------------------------------------------------------------------------
American Century VP     05/01/94   11.88  12.21  14.41  18.63       5.39      18.76     40.89      61.19         NA        71.82
International
----------------------------------------------------------------------------------------------------------------------------------
American Century VP     05/01/96   10.48     NA     NA  26.08      -0.44       4.81     32.15         NA         NA        48.38
Value
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially        10/06/93   12.94  34.56  21.23  28.43       7.91      29.38     66.17     101.45     175.12       195.34
Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index     09/29/89   12.82  36.78  22.54  32.96       5.78      28.21     70.47     108.88     188.22       332.13
Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable        04/05/93   13.02  33.52  25.56  28.05       4.36      30.22     66.74     109.35     188.03       207.43
Investment Fund
Capital Appreciation
Fund
----------------------------------------------------------------------------------------------------------------------------------

NSAT Small Cap Value    10/31/97    9.69     NA     NA     NA       4.63      -3.06        NA         NA         NA        -4.63
----------------------------------------------------------------------------------------------------------------------------------
NSAT Equity Income      10/31/97   11.51     NA     NA     NA       3.46      15.13        NA         NA         NA        17.17
----------------------------------------------------------------------------------------------------------------------------------
NSAT High Income Bond   10/31/97   10.58     NA     NA     NA      -0.55        5.8        NA         NA         NA         8.21
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -  01/03/95   12.99     NA  21.31  24.08      12.12      29.94     61.23      95.58         NA       173.06
Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     10/09/86   11.15  35.09  14.28  28.05       3.13      11.54     42.83      63.24      136.1       418.56
Equity Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund III   01/03/95   12.45     NA  18.27  29.95       5.35      24.51     61.79      91.36         NA       153.59
- Growth Opportunity
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     10/09/86   13.94  35.36  14.71  23.45       8.52      39.38     72.06      97.36      167.1       607.56
Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     09/19/85    9.56   20.6  14.03  17.58       -0.6      -4.42     12.38      28.15      52.16          306
High Income Port
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     01/28/87   11.26   9.68  13.22  11.56       2.19      12.64     25.65      42.26      58.72       167.06
Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
JP Morgan/NSAT Global   10/31/97   11.91     NA     NA     NA       4.35      19.14        NA         NA         NA        20.54
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Van Kampen American     07/03/95    8.84     NA  40.53  21.47        1.1     -11.62      7.36      50.87         NA        63.46
Capital Life
Real Estate Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley          06/16/97    7.16     NA     NA     NA      -2.33     -28.38        NA         NA         NA       -27.82
Emerging Markets Debt
Portfolio
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital            04/15/92      13  29.35  26.14  34.49       5.23      29.96     74.79     120.48     182.64       227.71
Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond   11/08/82   10.89  18.74   3.49   9.67        0.3       8.91     19.44       23.6      42.03        323.4
Fund
----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund  11/10/81   10.53   5.67   5.13   5.27       0.41       5.27     10.82       16.5      27.89       216.31
----------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund 10/23/95    10.1     NA  22.83  17.35       8.03       1.01     18.53      45.59         NA        66.52
----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund  11/08/82   11.81  29.09  21.84  29.43       3.46      18.07     52.82       86.2     142.95      1052.53
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      11/03/97   13.17     NA     NA     NA       4.77      31.67        NA         NA         NA        38.51
Advisors
Management Trust
Guardian
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      11/03/97   13.93     NA     NA     NA      13.67      39.28        NA         NA         NA        63.24
Advisors
Management Trust  Mid
Cap Growth Portfolios
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      03/22/94   10.42  36.47  29.57  31.25       2.38       4.21      36.77      77.22        NA       136.29
Advisers Management
Trust - Partners Port
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable    08/15/86   11.24  32.52  20.22  11.67      13.98      12.36     25.48      50.85      84.74       468.42
Account Fund -
Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable    04/03/85    12.4  36.62  25.21  26.69       9.59         24      57.1       96.7      171.3        673.1
Account Fund - Growth
Fund
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable    07/05/95   10.47     NA  32.51  32.48       5.35        4.7     38.71       83.8         NA       130.22
Account Fund - Income
and Growth Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/NSAT   10/31/97   10.81     NA     NA     NA       0.91       8.07        NA         NA         NA         9.65
Balanced Fund
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/NSAT   10/31/97   10.26     NA     NA     NA      -0.34        2.6        NA         NA         NA         3.67
Multi Sector Bond
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Strong/NSAT Strategic   10/31/97   11.46     NA     NA     NA      12.61      14.59        NA         NA         NA        17.11
Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Strong/NSAT Strategic   10/37/97   10.04     NA     NA     NA       7.51       0.39        NA         NA         NA         2.02
Value Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
United Asset            10/31/97   11.08     NA     NA     NA       7.01      10.81        NA         NA         NA        10.41
Management / NSAT
Select Advisors Mid-
Cap Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide       12/27/95    6.59     NA  26.82  -11.6       0.71     -34.13    -41.77     -26.16         NA       -26.89
Insurance Trust -
Worldwide Emerging
Markets Fund
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide       09/01/89     6.9  10.99  18.06  -1.68      -2.34     -30.97    -32.13     -19.87     -15.32        21.38
Insurance Trust -
Worldwide Hard Assets
Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -  10/31/97   11.21     NA     NA     NA       2.59      12.13        NA         NA         NA        16.49
Growth and Income
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -  06/30/95   10.53     NA   9.98  -2.26       0.92       5.35      2.97      13.25         NA        21.51
International  Equity
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -  09/30/96   10.65     NA     NA  13.34       9.48       6.51     20.72         NA         NA        17.82
Post Venture Capital
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
                                         Performance Tables - Total Return
                        ----------------------------------------------------------------------------------------------------------
                                        Annual Percentage
                                             Change               Annualized Percentage Change
                        ----------------------------------------------------------------------------------------------------------
                         Fund       Unit                          3 Yrs.     5 yrs.     Inception
UNDERLYING             Inception   Values   1996   1997   1998     To          to           to
INVESTMENT               Date**   12/31/97                      12/31/98   12/31/98     12/31/98
 OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
American Century VP     10/30/97   12.69     NA     NA     NA       NA         NA           30.7
Inc & Growth
----------------------------------------------------------------------------------------------------------------------------------
American Century VP     05/01/94   11.88  12.21  14.41  18.63    17.25         NA          12.31
International
----------------------------------------------------------------------------------------------------------------------------------
American Century VP     05/01/96   10.48     NA     NA  26.08       NA         NA          15.97
Value
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially        10/06/93   12.94  34.56  21.23  28.43     26.3      22.43          22.99
Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index     09/29/89   12.82  36.78  22.54  32.96    27.83      23.58          17.14
Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable        04/05/93   13.02  33.52  25.56  28.05    27.93      23.56          21.63
Investment Fund
Capital Appreciation
Fund
----------------------------------------------------------------------------------------------------------------------------------

NSAT Small Cap Value    10/31/97    9.69     NA     NA     NA       NA         NA          -3.98
----------------------------------------------------------------------------------------------------------------------------------
NSAT Equity Income      10/31/97   11.51     NA     NA     NA       NA         NA          14.55
----------------------------------------------------------------------------------------------------------------------------------
NSAT High Income Bond   10/31/97   10.58     NA     NA     NA       NA         NA              7
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -  01/03/95   12.99     NA  21.31  24.08    25.06         NA          28.61
Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     10/09/86   11.15  35.09  14.28  28.05    17.74      18.75          14.41
Equity Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund III   01/03/95   12.45     NA  18.27  29.95    24.15         NA          26.25
- Growth Opportunity
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     10/09/86   13.94  35.36  14.71  23.45    25.44      21.71          17.36
Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     09/19/85    9.56   20.6  14.03  17.58     8.62       8.76          11.13
High Income Port
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -     01/28/87   11.26   9.68  13.22  11.56    12.47       9.68           8.59
Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
JP Morgan/NSAT Global   10/31/97   11.91     NA     NA     NA       NA         NA          17.36
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Van Kampen American     07/03/95    8.84     NA  40.53  21.47    14.69         NA          15.11
Capital Life
Real Estate Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley          06/16/97    7.16     NA     NA     NA       NA         NA         -19.09
Emerging Markets Debt
Portfolio
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital            04/15/92      13  29.35  26.14  34.49    30.15       23.1          19.36
Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond   11/08/82   10.89  18.74   3.49   9.67     7.32       7.27           9.35
Fund
----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund  11/10/81   10.53   5.67   5.13   5.27     5.22       5.04           6.95
----------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund 10/23/95    10.1     NA  22.83  17.35    13.34         NA          17.35
----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund  11/08/82   11.81  29.09  21.84  29.43    23.03      19.43          16.35
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      11/03/97   13.17     NA     NA     NA       NA         NA          32.47
Advisors
Management Trust
Guardian
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      11/03/97   13.93     NA     NA     NA       NA         NA          52.65
Advisors
Management Trust  Mid
Cap Growth Portfolios
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      03/22/94   10.42  36.47  29.57  31.25    21.01         NA          19.74
Advisers Management
Trust - Partners Port
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable    08/15/86   11.24  32.52  20.22  11.67    14.69      13.06          15.07
Account Fund -
Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable    04/03/85    12.4  36.62  25.21  26.69     25.3      22.09          16.05
Account Fund - Growth
Fund
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable    07/05/95   10.47     NA  32.51  32.48    22.49         NA          27.02
Account Fund - Income
and Growth Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/NSAT   10/31/97   10.81     NA     NA     NA       NA         NA           8.21
Balanced Fund
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/NSAT   10/31/97   10.26     NA     NA     NA       NA         NA           3.14
Multi Sector Bond
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Strong/NSAT Strategic   10/31/97   11.46     NA     NA     NA       NA         NA           14.5
Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Strong/NSAT Strategic   10/37/97   10.04     NA     NA     NA       NA         NA           1.73
Value Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
United Asset            10/31/97   11.08     NA     NA     NA       NA         NA           8.86
Management / NSAT
Select Advisors Mid-
Cap Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide       12/27/95    6.59     NA  26.82  -11.6    -9.61         NA          -9.83
Insurance Trust -
Worldwide Emerging
Markets Fund
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide       09/01/89     6.9  10.99  18.06  -1.68    -7.12      -3.27            2.1
Insurance Trust -
Worldwide Hard Assets
Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -  10/31/97   11.21     NA     NA     NA       NA         NA          13.98
Growth and Income
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -  06/30/95   10.53     NA   9.98  -2.26     4.24         NA           5.73
International  Equity
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -  09/30/96   10.65     NA     NA  13.34       NA         NA           7.56
Post Venture Capital
Portfolio
----------------------------------------------------------------------------------------------------------------------------------


                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-4 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         182,077 shares (cost $1,109,477) ..........................................   $  1,234,484
      American Century VP - American Century VP International (ACVPInt)
         325,182 shares (cost $2,318,120) ..........................................      2,477,888
      American Century VP - American Century VP Value (ACVPValue)
         93,159 shares (cost $598,683) .............................................        626,960
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         44,142 shares (cost $1,263,578) ...........................................      1,371,933
      Dreyfus Stock Index Fund (DryStkIx)
         442,059 shares (cost $12,920,739) .........................................     14,375,758
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         42,881 shares (cost $1,397,683) ...........................................      1,548,425
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         227,239 shares (cost $5,320,426) ..........................................      5,769,608
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         79,605 shares (cost $3,087,212) ...........................................      3,567,896
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         306,210 shares (cost $3,487,179) ..........................................      3,524,474
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         53,655 shares (cost $1,006,403) ...........................................      1,074,716
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         194,290 shares (cost $4,096,142) ..........................................      4,744,555
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         105,845 shares (cost $2,156,825) ..........................................      2,419,625
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         25,820 shares (cost $164,824) .............................................        157,501
      Nationwide SAT - Balanced Fund (NSATBal)
         69,134 shares (cost $708,627) .............................................        731,433
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         237,441 shares (cost $5,844,303) ..........................................      6,313,569
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         21,275 shares (cost $229,007) .............................................        244,028
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         42,042 shares (cost $455,810) .............................................        493,998
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         401,958 shares (cost $4,783,321) ..........................................      4,698,885
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         96,723 shares (cost $963,155) .............................................        971,097
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         21,598,475 shares (cost $21,598,475) ......................................     21,598,475

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         93,944 shares (cost $921,749) .............................................        922,530
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         27,354 shares (cost $268,890) .............................................        298,705
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         108,781 shares (cost $913,731) ............................................      1,032,333
      Nationwide SAT - Small Company Fund (NSATSmCo)
         100,590 shares (cost $1,477,476) ..........................................      1,610,450
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         36,588 shares (cost $379,237) .............................................        428,084
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         34,188 shares (cost $302,102) .............................................        345,983
      Nationwide SAT - Total Return Fund (NSATTotRe)
         450,747 shares (cost $8,009,908) ..........................................      8,293,744
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         53,552 shares (cost $658,273) .............................................        741,159
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         73,728 shares (cost $1,019,587) ...........................................      1,195,872
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         219,668 shares (cost $3,903,184) ..........................................      4,158,317
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         25,508 shares (cost $988,141) .............................................      1,143,545
      Oppenheimer VAF - Growth Fund (OppGro)
         55,781 shares (cost $1,790,387) ...........................................      2,045,484
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         79,472 shares (cost $1,547,267) ...........................................      1,627,592
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         40,617 shares (cost $270,845) .............................................        289,192
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         16,765 shares (cost $156,341) .............................................        154,239
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         52,116 shares (cost $689,806) .............................................        717,112
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         62,712 shares (cost $714,061) .............................................        719,931
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         54,415 shares (cost $567,694) .............................................        598,018
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         15,798 shares (cost $156,142) .............................................        186,103
                                                                                       ------------
            Total investments ......................................................    104,453,701
   Accounts receivable .............................................................      3,536,003
                                                                                       ------------
            Total assets ...........................................................    107,989,704
ACCOUNTS PAYABLE ...................................................................              -
                                                                                       ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................................   $107,989,704
                                                                                       ============


See accompanying notes to financial statements.

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                   Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                   -----       ---------         -------       ---------
Investment activity:
Reinvested dividends ...................................  $      795,996           5,125             355             169
Mortality and expense charges (note 3) .................          (7,523)            (86)           (173)            (44)
                                                          --------------       ---------       ---------         -------
  Net investment income ................................         788,473           5,039             182             125
                                                          --------------       ---------       ---------         -------

Proceeds from mutual fund shares sold ..................      61,803,110          60,422         613,620         216,392
Cost of mutual fund shares sold ........................     (62,074,770)        (58,667)       (614,510)       (220,562)
                                                          --------------       ---------       ---------         -------
  Realized gain (loss) on investments ..................        (271,660)          1,755            (890)         (4,170)
Change in unrealized gain (loss) on investments ........       6,208,890         125,007         159,768          28,277
                                                          --------------       ---------       ---------         -------
  Net gain (loss) on investments .......................       5,937,230         126,762         158,878          24,107
                                                          --------------       ---------       ---------         -------
Reinvested capital gains ...............................         597,466               -           3,644           1,997
                                                          --------------       ---------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................       7,323,169         131,801         162,704          26,229
                                                          --------------       ---------       ---------         -------
Equity transactions:
Purchase payments received from
  contract owners ......................................     106,894,981         168,731         489,914         218,019
Transfers between funds ................................               -         959,762       1,905,042         409,201
Surrenders .............................................        (205,540)            (64)              -             (20)
Death benefits                                                         -               -               -               -
Policy loans (net of repayments) (note 5) ..............      (1,093,563)              -          (2,833)         (1,893)
Deductions for surrender charges (note 2d) .............          (2,405)             (1)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................      (4,765,148)        (23,721)        (73,254)        (23,676)
Deductions for asset charges (note 3) ..................        (161,790)         (1,072)         (2,800)           (900)
                                                          --------------       ---------       ---------         -------
    Net equity transactions ............................     100,666,535       1,103,635       2,316,069         600,731
                                                          --------------       ---------       ---------         -------

Net change in contract owners' equity ..................     107,989,704       1,235,436       2,478,773         626,960
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------       ---------       ---------         -------
Contract owners' equity end of period ..................  $  107,989,704       1,235,436       2,478,773         626,960
                                                          ==============       =========       =========         =======

                                                          DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                          --------         --------        --------        --------
Investment activity:
Reinvested dividends ...................................     2,114           64,671           7,616               -
Mortality and expense charges (note 3) .................       (96)          (1,001)           (108)           (402)
                                                         ---------       ----------       ---------       ---------
  Net investment income ................................     2,018           63,670           7,508            (402)
                                                         ---------       ----------       ---------       ---------

Proceeds from mutual fund shares sold ..................   292,403        2,855,607         191,690       1,186,510
Cost of mutual fund shares sold ........................  (279,293)      (2,928,820)       (192,584)     (1,221,597)
                                                         ---------       ----------       ---------       ---------
  Realized gain (loss) on investments ..................    13,110          (73,213)           (894)        (35,087)
Change in unrealized gain (loss) on investments ........   108,355        1,455,019         150,742         449,182
                                                         ---------       ----------       ---------       ---------
  Net gain (loss) on investments .......................   121,465        1,381,806         149,848         414,095
                                                         ---------       ----------       ---------       ---------
Reinvested capital gains ...............................    47,900           12,311               -               -
                                                         ---------       ----------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   171,383        1,457,787         157,356         413,693
                                                         ---------       ----------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   544,259        3,047,695         381,182       1,622,388
Transfers between funds ................................   721,262       10,358,645       1,070,054       3,964,871
Surrenders .............................................       (97)            (430)            (44)           (401)
Death benefits .........................................         -                -               -               -
Policy loans (net of repayments) (note 5) ..............    (1,497)          (9,416)           (289)         (6,242)
Deductions for surrender charges (note 2d) .............        (1)              (5)             (1)             (5)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (61,633)        (463,310)        (58,099)       (217,638)
Deductions for asset charges (note 3) ..................    (1,748)         (16,396)         (1,734)         (7,304)
                                                         ---------       ----------       ---------       ---------
    Net equity transactions ............................ 1,200,545       12,916,783       1,391,069       5,355,669
                                                         ---------       ----------       ---------       ---------

Net change in contract owners' equity .................. 1,371,928       14,374,570       1,548,425       5,769,362
Contract owners' equity beginning of period ............         -                -               -               -
                                                         ---------       ----------       ---------       ---------
Contract owners' equity end of period .................. 1,371,928       14,374,570       1,548,425       5,769,362
                                                         =========       ==========       =========       =========

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends .................................... $            -               -               -               -
Mortality and expense charges (note 3) ..................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------
  Net investment income .................................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------

Proceeds from mutual fund shares sold ...................        759,197         848,212         528,529         974,276
Cost of mutual fund shares sold .........................       (750,697)       (901,996)       (553,402)       (947,452)
                                                          --------------       ---------       ---------       ---------
  Realized gain (loss) on investments ...................          8,500         (53,784)        (24,873)         26,824
Change in unrealized gain (loss) on investments .........        480,684          37,295          68,313         648,413
                                                          --------------       ---------       ---------       ---------
  Net gain (loss) on investments ........................        489,184         (16,489)         43,440         675,237
                                                          --------------       ---------       ---------       ---------
Reinvested capital gains ................................              -               -               -               -
                                                          --------------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        488,935         (16,734)         43,365         674,907
                                                          --------------       ---------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................        742,777         685,592         233,314       1,117,315
Transfers between funds .................................      2,489,085       2,964,332         835,812       3,133,469
Surrenders ..............................................         (1,445)              -             (16)           (165)
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............         (5,968)         (1,581)         (1,574)         (2,052)
Deductions for surrender charges (note 2d) ..............            (17)              -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................       (140,842)       (103,400)        (34,849)       (173,162)
Deductions for asset charges (note 3) ...................         (4,630)         (3,733)         (1,337)         (5,764)
                                                          --------------       ---------       ---------       ---------
    Net equity transactions .............................      3,078,960       3,541,210       1,031,350       4,069,639
                                                          --------------       ---------       ---------       ---------

Net change in contract owners' equity ...................      3,567,895       3,524,476       1,074,715       4,744,546
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------       ---------       ---------
Contract owners' equity end of period ................... $    3,567,895       3,524,476       1,074,715       4,744,546
                                                          ==============       =========       =========       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ....................................           -           18,594           9,854          14,834
Mortality and expense charges (note 3) ..................        (168)             (11)            (51)           (440)
                                                            ---------          -------         -------       ---------
  Net investment income .................................        (168)          18,583           9,803          14,394
                                                            ---------          -------         -------       ---------

Proceeds from mutual fund shares sold ...................     309,151          268,442         316,297         703,904
Cost of mutual fund shares sold .........................    (296,203)        (301,322)       (315,924)       (686,965)
                                                            ---------          -------         -------       ---------
  Realized gain (loss) on investments ...................      12,948          (32,880)            373          16,939
Change in unrealized gain (loss) on investments .........     262,800           (7,323)         22,806         469,266
                                                            ---------          -------         -------       ---------
  Net gain (loss) on investments ........................     275,748          (40,203)         23,179         486,205
                                                            ---------          -------         -------       ---------
Reinvested capital gains ................................           -                -           2,184         174,093
                                                            ---------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     275,580          (21,620)         35,166         674,692
                                                            ---------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     584,874           41,423          87,905       1,531,297
Transfers between funds .................................   1,646,479          144,407         640,480       4,379,971
Surrenders ..............................................         (36)               -               -            (118)
Death benefits ..........................................           -                -               -               -
Policy loans (net of repayments) (note 5) ...............          29                -          (2,200)            731
Deductions for surrender charges (note 2d) ..............           -                -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (84,140)          (6,534)        (28,998)       (265,208)
Deductions for asset charges (note 3) ...................      (3,172)            (166)           (914)         (7,790)
                                                            ---------          -------         -------       ---------
    Net equity transactions .............................   2,144,034          179,130         696,273       5,638,882
                                                            ---------          -------         -------       ---------

Net change in contract owners' equity ...................   2,419,614          157,510         731,439       6,313,574
Contract owners' equity beginning of period .............           -                -               -               -
                                                            ---------          -------         -------       ---------
Contract owners' equity end of period ...................   2,419,614          157,510         731,439       6,313,574
                                                            =========          =======         =======       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATEqInc      NSATGlobEq       NSATGvtBd      NSATHIncBd
                                                               ---------      ----------       ---------      ----------
Investment activity:
Reinvested dividends ...................................  $          896           1,950          83,382          22,707
Mortality and expense charges (note 3) .................             (17)            (34)           (327)            (68)
                                                          --------------         -------       ---------         -------
  Net investment income ................................             879           1,916          83,055          22,639
                                                          --------------         -------       ---------         -------

Proceeds from mutual fund shares sold ..................          18,085          57,978       1,043,507         206,929
Cost of mutual fund shares sold ........................         (17,928)        (57,852)     (1,033,771)       (213,860)
                                                          --------------         -------       ---------         -------
  Realized gain (loss) on investments ..................             157             126           9,736          (6,931)
Change in unrealized gain (loss) on investments ........          15,021          38,188         (84,436)          7,941
                                                          --------------         -------       ---------         -------
  Net gain (loss) on investments .......................          15,178          38,314         (74,700)          1,010
                                                          --------------         -------       ---------         -------
Reinvested capital gains ...............................           2,636           3,213          22,403               -
                                                          --------------         -------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................          18,693          43,443          30,758          23,649
                                                          --------------         -------       ---------         -------
Equity transactions:
  Purchase payments received from
    contract owners ....................................          28,736          96,340         480,508         116,422
  Transfers between funds ..............................         202,838         374,760       4,241,272         850,224
  Surrenders ...........................................               -             (20)            (58)              -
  Death benefits .......................................               -               -               -               -
  Policy loans (net of repayments) (note 5) ............               -            (199)           (822)              -
  Deductions for surrender charges (note 2d) ...........               -               -              (1)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................................          (5,984)        (19,705)        (51,451)        (18,455)
  Deductions for asset charges (note 3) ................            (269)           (621)         (2,298)           (823)
                                                          --------------         -------       ---------         -------
    Net equity transactions ............................         225,321         450,555       4,667,150         947,368
                                                          --------------         -------       ---------         -------

Net change in contract owners' equity ..................         244,014         493,998       4,697,908         971,017
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------         -------       ---------         -------
Contract owners' equity end of period ..................  $      244,014         493,998       4,697,908         971,017
                                                          ==============         =======       =========         =======

                                                            NSATMyMkt       NSATMSecBd      NSATMidCap      NSATSmCapV
                                                            ---------       ----------      ----------      ----------
Investment activity:
Reinvested dividends ...................................      506,347           20,456             782               -
Mortality and expense charges (note 3) .................       (1,751)             (64)            (21)            (72)
                                                           ----------          -------         -------       ---------
  Net investment income ................................      504,596           20,392             761             (72)
                                                           ----------          -------         -------       ---------

Proceeds from mutual fund shares sold ..................   44,230,768          678,560          48,915         119,432
Cost of mutual fund shares sold ........................  (44,230,768)        (682,489)        (51,817)       (127,976)
                                                           ----------          -------         -------       ---------
  Realized gain (loss) on investments ..................            -           (3,929)         (2,902)         (8,544)
Change in unrealized gain (loss) on investments ........            -              781          29,815         118,603
                                                           ----------          -------         -------       ---------
  Net gain (loss) on investments .......................            -           (3,148)         26,913         110,059
                                                           ----------          -------         -------       ---------
Reinvested capital gains ...............................            -              691               -               -
                                                           ----------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................      504,596           17,935          27,674         109,987
                                                           ----------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   88,272,542          238,773          38,598         186,610
Transfers between funds ................................  (60,507,727)         687,922         239,349         774,453
Surrenders .............................................     (201,196)               -               -               -
Death benefits .........................................            -                -               -               -
Policy loans (net of repayments) (note 5) ..............   (1,000,116)            (427)              -          (2,782)
Deductions for surrender charges (note 2d) .............       (2,354)               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (1,866,745)         (20,588)         (6,590)        (34,791)
Deductions for asset charges (note 3) ..................      (63,919)          (1,082)           (314)         (1,140)
                                                           ----------          -------         -------       ---------
    Net equity transactions ............................   24,630,485          904,598         271,043         922,350
                                                           ----------          -------         -------       ---------

Net change in contract owners' equity ..................   25,135,081          922,533         298,717       1,032,337
Contract owners' equity beginning of period ............            -                -               -               -
                                                           ----------          -------         -------       ---------
Contract owners' equity end of period ..................   25,135,081          922,533         298,717       1,032,337
                                                           ==========          =======         =======       =========

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
         For the Period February 18, 1998 (commencement of operations)
                           Through December 31, 1998

                                                                NSATSmCo      NSATStrGro      NSATStrVal       NSATTotRe
                                                                --------      ----------      ----------       ---------
Investment activity:
Reinvested dividends ..................................   $            -               -           1,052          27,487
Mortality and expense charges (note 3)                              (112)            (30)            (24)           (578)
                                                          --------------         -------         -------       ---------
  Net investment income ...............................             (112)            (30)          1,028          26,909
                                                          --------------         -------         -------       ---------

Proceeds from mutual fund shares sold .................          303,745         150,535          81,326       1,201,208
Cost of mutual fund shares sold .......................         (310,124)       (150,564)        (89,165)     (1,222,228)
                                                          --------------         -------         -------       ---------
  Realized gain (loss) on investments .................           (6,379)            (29)         (7,839)        (21,020)
Change in unrealized gain (loss) on investments .......          132,974          48,847          43,881         283,836
                                                          --------------         -------         -------       ---------
  Net gain (loss) on investments ......................          126,595          48,818          36,042         262,816
                                                          --------------         -------         -------       ---------
Reinvested capital gains ..............................                -               -               -         321,440
                                                          --------------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          126,483          48,788          37,070         611,165
                                                          --------------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................          360,233         106,807          26,097       2,620,309
Transfers between funds ...............................        1,192,844         294,315         290,790       5,463,668
Surrenders ............................................              (43)              -               -             (81)
Death benefits ........................................                -               -               -               -
Policy loans (net of repayments) (note 5) .............           (2,442)           (514)            368          (4,594)
Deductions for surrender charges (note 2d) ............               (1)              -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................          (64,333)        (20,594)         (7,966)       (385,652)
Deductions for asset charges (note 3) .................           (2,292)           (715)           (385)        (10,992)
                                                          --------------         -------         -------       ---------
    Net equity transactions ...........................        1,483,966         379,299         308,904       7,682,657
                                                          --------------         -------         -------       ---------

Net change in contract owners' equity .................        1,610,449         428,087         345,974       8,293,822
Contract owners' equity beginning of period ...........                -               -               -               -
                                                          --------------         -------         -------       ---------
Contract owners' equity end of period .................   $    1,610,449         428,087         345,974       8,293,822
                                                          ==============         =======         =======       =========

                                                         NBAMTGuard        NBAMTMCGr       NBAMTPart       OppAggGro
                                                         ----------        ---------       ---------       ---------
Investment activity:
Reinvested dividends ..................................           -                -             114              26
Mortality and expense charges (note 3) ................         (83)             (52)           (290)            (80)
                                                          ---------          -------       ---------       ---------
  Net investment income ...............................         (83)             (52)           (176)            (54)
                                                          ---------          -------       ---------       ---------

Proceeds from mutual fund shares sold .................     117,578          140,913         862,257         120,154
Cost of mutual fund shares sold .......................    (123,077)        (137,009)       (875,740)       (118,908)
                                                          ---------          -------       ---------       ---------
  Realized gain (loss) on investments .................      (5,499)           3,904         (13,483)          1,246
Change in unrealized gain (loss) on investments .......      82,886          176,285         255,133         155,404
                                                          ---------          -------       ---------       ---------
  Net gain (loss) on investments ......................      77,387          180,189         241,650         156,650
                                                          ---------          -------       ---------       ---------
Reinvested capital gains ..............................           -                -           3,599             270
                                                          ---------          -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................      77,304          180,137         245,073         156,866
                                                          ---------          -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................     246,176           57,715         831,946         298,181
Transfers between funds ...............................     891,240          560,630       3,231,525         753,401
Surrenders ............................................          (2)             (20)            (16)           (318)
Death benefits ........................................           -                -               -               -
Policy loans (net of repayments) (note 5) .............        (318)            (140)           (174)         (2,146)
Deductions for surrender charges (note 2d) ............           -                -               -              (4)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................     (17,719)         (55,646)       (144,625)        (60,958)
Deductions for asset charges (note 3) .................        (807)          (1,530)         (5,414)         (1,492)
                                                          ---------          -------       ---------       ---------
    Net equity transactions ...........................   1,118,570          561,009       3,913,242         986,664
                                                          ---------          -------       ---------       ---------

Net change in contract owners' equity .................   1,195,874          741,146       4,158,315       1,143,530
Contract owners' equity beginning of period ...........           -                -               -               -
                                                          ---------          -------       ---------       ---------
Contract owners' equity end of period .................   1,195,874          741,146       4,158,315       1,143,530
                                                          =========          =======       =========       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                  OppGro        OppGrInc      VEWrldEMkt       VEWrldHAs
                                                                  ------        --------      ----------       ---------
Investment activity:
Reinvested dividends .................................... $            8              29               -               -
Mortality and expense charges (note 3) ..................           (142)           (113)            (20)            (11)
                                                          --------------       ---------         -------         -------
  Net investment income .................................           (134)            (84)            (20)            (11)
                                                          --------------       ---------         -------         -------

Proceeds from mutual fund shares sold ...................        412,555         698,919          70,482          46,572
Cost of mutual fund shares sold .........................       (391,820)       (718,580)        (84,625)        (49,623)
                                                          --------------       ---------         -------         -------
  Realized gain (loss) on investments ...................         20,735         (19,661)        (14,143)         (3,051)
Change in unrealized gain (loss) on investments .........        255,097          80,325          18,347          (2,102)
                                                          --------------       ---------         -------         -------
  Net gain (loss) on investments ........................        275,832          60,664           4,204          (5,153)
                                                          --------------       ---------         -------         -------
Reinvested capital gains ................................            101             645               -               -
                                                          --------------       ---------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        275,799          61,225           4,184          (5,164)
                                                          --------------       ---------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................        522,163         284,513          90,144          23,363
Transfers between funds .................................      1,352,464       1,343,627         207,921         144,721
Surrenders ..............................................           (369)           (418)              -               -
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............        (10,091)        (16,228)            410             235
Deductions for surrender charges (note 2d) ..............             (4)             (5)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................        (91,465)        (43,383)        (13,062)         (8,707)
Deductions for asset charges (note 3) ...................         (3,006)         (1,749)           (402)           (203)
                                                          --------------       ---------         -------         -------
    Net equity transactions .............................      1,769,692       1,566,357         285,011         159,409
                                                          --------------       ---------         -------         -------

Net change in contract owners' equity ...................      2,045,491       1,627,582         289,195         154,245
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------         -------         -------
Contract owners' equity end of period ................... $    2,045,491       1,627,582         289,195         154,245
                                                          ==============       =========         =======         =======

                                                           VKMSRESec          WPGrInc         WPIntEq       WPPVenCap
                                                           ---------          -------         -------       ---------
Investment activity:
Reinvested dividends ....................................         34            4,521           2,873               -
Mortality and expense charges (note 3) ..................        (50)             (50)            (42)            (13)
                                                             -------          -------         -------         -------
  Net investment income .................................        (16)           4,471           2,831             (13)
                                                             -------          -------         -------         -------

Proceeds from mutual fund shares sold ...................    357,742          345,457         277,515          87,326
Cost of mutual fund shares sold .........................   (388,797)        (337,050)       (301,573)        (89,432)
                                                             -------          -------         -------         -------
  Realized gain (loss) on investments ...................    (31,055)           8,407         (24,058)         (2,106)
Change in unrealized gain (loss) on investments .........     27,306            5,870          30,323          29,961
                                                             -------          -------         -------         -------
  Net gain (loss) on investments ........................     (3,749)          14,277           6,265          27,855
                                                             -------          -------         -------         -------
Reinvested capital gains ................................        339                -               -               -
                                                             -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (3,426)          18,748           9,096          27,842
                                                             -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    233,023           76,711         114,374          48,012
Transfers between funds .................................    517,845          655,643         495,343         118,060
Surrenders ..............................................          -                -               -            (163)
Death benefits ..........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ...............       (834)         (17,477)           (891)            404
Deductions for surrender charges (note 2d) ..............          -                -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................    (28,277)         (13,090)        (19,101)         (7,797)
Deductions for asset charges (note 3) ...................     (1,214)            (607)           (798)           (258)
                                                             -------          -------         -------         -------
    Net equity transactions .............................    720,543          701,180         588,927         158,256
                                                             -------          -------         -------         -------

Net change in contract owners' equity ...................    717,117          719,928         598,023         186,098
Contract owners' equity beginning of period .............          -                -               -               -
                                                             -------          -------         -------         -------
Contract owners' equity end of period                        717,117          719,928         598,023         186,098
 ........................................................    =======          =======         =======         =======


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment
                Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.


         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For America's FUTURE Life Series, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. On a current basis this rate will be 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                         PERIOD
   Contract owners' equity represented by:                           UNITS              UNIT VALUE                       RETURN*
                                                                   ---------           -----------                       -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                              97,382             $ 12.686493       $ 1,235,436       27%
         American Century VP - American
            Century VP International                               206,063               11.875895         2,447,183       19%
         American Century VP - American
            Century VP Value                                        59,424               10.481205           622,835        5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      105,696               12.938078         1,367,503       29%
         Dreyfus Stock Index Fund                                1,025,141               12.821142        13,143,478       28%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         110,355               13.021619         1,437,001       30%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                          511,915               11.154137         5,709,970       12%
         Fidelity VIP - Growth Portfolio -
            Service Class                                          255,829               13.937692         3,565,666       39%
         Fidelity VIP - High Income Portfolio -
            Service Class                                          368,689                9.557602         3,523,783       (4)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                           92,817               11.263759         1,045,468       13%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                          362,774               12.993755         4,713,796       30%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              193,229               12.450522         2,405,802       25%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         21,992                7.162164           157,510      (28)%
         Nationwide SAT - Balanced Fund                             67,360               10.806799           727,946        8%
         Nationwide SAT -
            Capital Appreciation Fund                              485,064               12.996420         6,304,095       30%
         Nationwide SAT - Equity Income Fund                        21,000               11.513398           241,781       15%
         Nationwide SAT - Global Equity Fund                        41,464               11.913908           493,998       19%
         Nationwide SAT - Government Bond Fund                     166,631               10.890820         1,814,748        9%
         Nationwide SAT - High Income Bond Fund                     79,031               10.579676           836,122        6%
         Nationwide SAT - Money Market Fund                      2,000,515               10.527225        21,059,872        5%
         Nationwide SAT - Multi Sector Bond Fund                    74,773               10.260092           767,178        3%
         Nationwide SAT - Select Advisers Mid Cap Fund              26,958               11.080816           298,717       11%
         Nationwide SAT - Small Cap Value Fund                     106,497                9.693575         1,032,337       (3)%
         Nationwide SAT - Small Company Fund                       159,205               10.100944         1,608,121        1%
         Nationwide SAT - Strategic Growth Fund                     36,919               11.459357           423,068       15%


                                                                     (Continued)

         Nationwide SAT - Strategic Value Fund                      34,463               10.038994           345,974        0%
         Nationwide SAT - Total Return Fund                        702,365               11.807411         8,293,112       18%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      55,695               13.166703           733,320       32%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                85,802               13.928381         1,195,083       39%
         Neuberger & Berman AMT -
            Partners Portfolio                                     375,069               10.420882         3,908,550        4%
         Oppenheimer VAF -
            Aggressive Growth Fund                                 100,709               11.236019         1,131,568       12%
         Oppenheimer VAF - Growth Fund                             164,300               12.399968         2,037,315       24%
         Oppenheimer VAF -
            Growth & Income Fund                                   139,668               10.470163         1,462,347        5%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                         43,904                6.586990           289,195      (34)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              22,344                6.903203           154,245      (31)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    81,141                8.837916           717,117      (12)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               49,891               11.212895           559,423       12%
         Warburg Pincus Trust -
            International Equity Portfolio                          56,767               10.534701           598,023        5%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          16,634               10.651002           177,169        7%


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
         American Century VP - American
            Century VP International                                 3,234                9.768200            31,590       (2)%
         American Century VP - American
            Century VP Value                                           440                9.374321             4,125       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          397               11.144998             4,425       11%
         Dreyfus Stock Index Fund                                  111,613               11.030001         1,231,092       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          10,106               11.025485           111,424       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                            5,995                9.906965            59,392       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                              185               12.048634             2,229       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                               77                9.003329               693      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                            3,076                9.508092            29,247       (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                            2,712               11.338370            30,750       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                                1,228               11.247664            13,812       12%
         Nationwide SAT - Balanced Fund                                349               10.009481             3,493        0%
         Nationwide SAT -
            Capital Appreciation Fund                                  847               11.191056             9,479       12%
         Nationwide SAT - Equity Income Fund                           211               10.581467             2,233        6%
         Nationwide SAT - Government Bond Fund                     270,361               10.664112         2,883,160        7%
         Nationwide SAT - High Income Bond Fund                     13,423               10.049520           134,895        0%
         Nationwide SAT - Money Market Fund                        394,891               10.319833         4,075,209        3%
         Nationwide SAT - Multi Sector Bond Fund                    15,549                9.991296           155,355        0%
         Nationwide SAT - Small Company Fund                           257                9.056852             2,328       (9)%
         Nationwide SAT - Strategic Growth Fund                        477               10.521882             5,019        5%
         Nationwide SAT - Total Return Fund                             70               10.144232               710        1%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         838                9.338993             7,826       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                    70               11.296584               791       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                      26,750                9.337008           249,765       (7)%
         Oppenheimer VAF -
            Aggressive Growth Fund                                   1,235                9.685930            11,962       (3)%
         Oppenheimer VAF - Growth Fund                                 767               10.659314             8,176        7%
         Oppenheimer VAF -
            Growth & Income Fund                                    18,485                8.938847           165,235      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               16,145                9.941469           160,505       (1)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                             985                9.065227             8,929       (9)%
                                                                   =======               =========     -------------
                                                                                                       $ 107,989,704
                                                                                                       =============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

                           PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

        -  The facing sheet.

        -  Cross-reference to items required by Form N-8B-2.

        -  The prospectus consisting of 113 pages.

        -  Representations and Undertakings.

        -  Signatures.

        -  Independent Auditors' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April 1, 1999.           Attached hereto.

2.   Resolution of the Depositor's Board of           Filed previously in connection with Securities and Exchange
     Directors authorizing the establishment of       Commission File No. 333-31725 and is hereby incorporated by
     the Registrant, adopted                          reference.

3.   Distribution Contracts                           Filed previously in connection with Securities and Exchange
                                                      Commission File No. 333-27133 and is hereby incorporated by reference.

4.   Form of Security                                 Filed previously in connection with Securities and Exchange
                                                      Commission File No. 333-31725 and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor           Filed previously in connection with Securities and Exchange
                                                      Commission File No. 333-27133 and is hereby incorporated by reference.

6.   Application form of Security                     Filed previously in connection with Securities and Exchange
                                                      Commission File No. 333-31725 and is hereby incorporated by reference.

7.   Opinion of Counsel                               Filed previously in connection with Securities and Exchange
                                                      Commission File No. 333-31725 and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:




We consent to the use of our report included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



                                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4, has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 24th day of September, 1999.

                                          NATIONWIDE VLI SEPARATE ACCOUNT-4
                                    --------------------------------------------
                                                  (Registrant)
(Seal)                                    NATIONWIDE LIFE INSURANCE COMPANY
                                    --------------------------------------------
                      Attest:                      (Depositor)


By: /s/ GLENN W. SODEN        By:        /s/ JOSEPH P. RATH
----------------------------   -------------------------------------------------
        Glenn W. Soden                      Joseph P. Rath
     Assistant Secretary       Vice President - Product and Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 24th day of September, 1999.


              SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                         By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath
                                                                                         Attorney-in-Fact
ROBERT L. STEWART                                     Director
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas
